As Filed with the Securities and Exchange Commission on January 11, 2008

1933 Act File No. 333-

1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☐

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, NY 10105

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

E. Blake Moore, Jr.

c/o Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Name and address of agent for service:

Copies to:

William V. Healey, Esq.

c/o Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

David C. Sullivan, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

Approximate date of Proposed Public offering: As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	On November 1, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE PROVISIONS OF SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS

DATED FEBRUARY [    ], 2008

Allianz Multi-Strategy Funds Prospectus

[            ], 2008

RCM Global Water Fund

Share Classes

A and C

This prospectus describes Allianz RCM Global Water Fund, a mutual fund offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH (“AGIA”). As of December 31, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[    ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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RCM Global Water Fund	Ticker Symbols:
[ ] (Class A)
[ ] (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of water-related companies worldwide	Approximate Primary Capitalization Range All Capitalizations

	Fund Category Global Fund	Approximate Number of Holdings 25-50	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity and equity-related securities of water-related companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and equity and equity-related securities of water-related companies. Water-related companies are companies that derive a portion of their revenues or profits from water-related activities or are expected to do so in the near future. The portfolio managers consider “water-related activities” as those that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. The Fund’s portfolio managers are not constrained by geographic or capitalization limitations, and the Fund may invest in emerging market companies. The Fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• IPO Risk
• Issuer Risk	• Credit Risk	• Leveraging Risk
• Equity Securities Risk	• Currency Risk	• Liquidity Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

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RCM Global Water Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Management Fees		Distribution and/or Service (12b-1) Fees(2)		Other Expenses(3)		Acquired Fund Fees and Expenses(4)		Total Annual Fund Operating Expenses		Expense Reductions(5)		Net Annual Fund Operating Expenses
Class A	[ ]	%	[0.25]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class C	[ ]		[1.00]		[ ]		[ ]		[ ]		[ ]		[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA” which was formerly the National Association of Securities Dealers, Inc.)

(3)

Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending [            , 2008], reflect [            ]% in organizational expenses and [            ]% in trustees’ expenses estimated to be attributable to each class.

(4)

Acquired Fund Fees and Expenses are an estimate of expenses attributable to the Fund’s projected investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s financial highlights table, once available, which does not include Acquired Fund Fees and Expenses.

(5)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, [            ]% for Class A shares and [            ]% for Class C shares during the Fund’s initial fiscal year ending [            , 2008] (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

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Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on an investment in the Fund.

Credit Risk

The Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

To the extent the Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent the Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

5

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., water-related technology issuers) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each water-related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Water-Related Risk. As the Fund makes significant investments in the water-related sectors it will be subject to the risk factors particular to those sectors. The water-related resources sectors can be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investments in water-related companies typically also expose the Fund to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies. Investing in water-related issuers from, and water-related sectors within, certain countries (particularly developing and emerging market companies) may subject the Fund to additional political and regulatory risk. Such countries may experience broad shifts in water-related regulatory policy, including substantial changes in government involvement, supervision and regulation of water-related areas of such countries’ economies.

IPO Risk

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.

Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds, like the Fund, with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

To the extent the Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because the Fund may invest more than 25% of its assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or

7

regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to the Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Additional Risks of Investing in the Fund

In addition to the risks described above, the Fund is newly formed and therefore has limited or no history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Management of the Fund

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2007, the Manager and its investment management affiliates had approximately $[            ] billion in assets under management.

The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. During the Fund’s initial fiscal year ending [            , 2008], the Fund will pay monthly management fees to the Manager at the annual rate of [            ]% of the Fund’s average daily net assets. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

A discussion regarding the basis for any approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser with respect to the Fund during the six-month period ending [            , 2008] will be available in the annual report to shareholders including that period.

Sub-Adviser

The Manager has retained an affiliated investment management firm, RCM Capital Management LLC (“RCM”), to manage the Fund’s portfolio. RCM has, in turn, retained an affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA” and, collectively with RCM, the “Sub-Adviser”), to conduct the day-to-day portfolio management of the Fund. RCM and AGIA are both indirect subsidiaries of Allianz SE.

RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of the Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of December 31, these affiliated entities collectively advised or managed approximately $164.5 billion, including $20.5 billion managed by RCM in San Francisco.

Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of December 31, 2007, AGIA managed approximately $[            ] billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of more than [50] analysts strategically positioned in the RCM Group’s offices worldwide.

9

The individuals at the Sub-Adviser listed below share primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience
Bozena Jankowska (Lead)	2008 (Inception)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.

Andreas Fruschki	2008 (Inception)	Research Associate, European Healthcare Team at AGIA and RCM (Frankfurt). Prior to joining RCM (Frankfurt) in 2005, he was a legal trainee with positions at the Berlin Supreme Court, PricewaterhouseCoopers, the German Chamber of Commerce and Berlin’s City Development Department. He graduated with distinction from the MBA program at the University of Western Sydney in 2005. Prior to this, he obtained his law degree from Humboldt University in Berlin, and is a juristischer Assessor (solicitor). He has 2 years of investment industry experience.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund’s sub-adviser, certain affiliated investment companies, and certain current and former trustees of the Allianz Funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of AGIFM, AGID or the Fund’s sub-adviser to perform their respective contracts with respect to the Fund.

11

Investment Options—Class A and Class C Shares

The Trust offers investors Class A and Class C shares of the Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within [30] days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•

You normally pay a CDSC of 1% if you redeem Class C shares during the first eighteen months after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 30 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class C shares do not convert into any other class of shares.

All Classes

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.

Initial Sales Charges Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Fund and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Initial Sales Charge—Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust, Allianz Funds or PIMCO Funds (other than the PIMCO Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quality Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

*For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

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Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Fund; employees of the Manager, the Sub-Adviser, the Trust’s other sub-advisers and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Fund issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;

•	any account of the investor at another financial intermediary; and

•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Class C Shares

As discussed above, Class C shares of the Fund are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs) - Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedule. For investors investing in Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class C Shares

Period Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
18 months	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class C CDSC:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class C shares of the Fund (at $10 per share) and that six months later the value of the investor’s account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 1%, the Class C CDSC would be $20.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class C	0.25%	0.75%

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class C shares may not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 1.00% of your investment in such share classe. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments conditioned upon levels of sales, including the sale of a specified minimum dollar amount of

15

the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) [    ]% of such year’s fund sales by that financial firm and (b) [    ]% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and [    ]% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

In addition, the Distributor, the Manager and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Manager and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Manager and their affiliates pay (i) annual per account, charges that in the aggregate generally range from $0 to $[    ] per account, and in some cases up to $[    ] per account for networking fees for NSCC-cleared accounts and from $[    ] to $[    ] per account for services to omnibus accounts, or (ii) an annual fee of up to [    ]%, and in some cases up to [    ]%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund uses financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Class A and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and the Fund may do the same depending upon the extent of non-U.S. securities held in its portfolio. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

17

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

Allianz Funds and PIMCO Funds Shareholders’ Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures

•	Automatic purchase, exchange and withdrawal programs

•	Programs that establish a link from your Fund account to your bank account

•	Special arrangements for tax-qualified retirement plans

•	Investment programs which allow you to reduce or eliminate initial sales charges

•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, redemption fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer before the NAV has been calculated and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares

You can buy Class A or Class C shares of the Fund in the following ways:

•

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•

Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Fund for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class A and Class C shares.

Initial Investment	Subsequent Investments
$5,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the limit is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Manager. Your Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close your Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds (including Allianz Multi-Strategy Funds) and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the applicable funds’ or series’ prospectus(es), you may exchange your Class A or Class C shares of the Fund for the same Class of shares of any other Fund or of another series of the Trust, Allianz Funds or PIMCO Funds. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which the Manager serves as investment manager and RCM and its affiliate, Allianz Global Investors Advisory GmbH, serve as sub-advisers. This exchange privilege may in the future be extended to other interval funds that may be established and managed by the Manager and its affiliates. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 30 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital

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gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A and Class C shares. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendsSM Fund and possibly, in the future, other “interval” funds that may be established and managed by the Manager and its affiliates. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make it more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class A or Class C shares of the Fund in the following ways:

•

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

•

Directly from the Trust by written request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

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The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent

•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)

•	Expedited wire transfers

•	Automatic Withdrawal Plan

•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class A and Class C shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Generally, based on past practice, the use of omnibus accounts is more prevalent in the case of Class D and Institutional Class shares of the Trust, as compared to the other share classes of the Trust. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Fund has elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

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Additionally, no redemption fee applies to a redemption of shares of any class of the Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.	Name.

2.	Date of birth (for individuals).

3.	Residential or business street address.

4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

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Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class C shares. The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of the Fund’s distributions to shareholders may vary from period to period.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of the Fund at NAV. This will be done unless you elect another option.

•

Invest all distributions in shares of the same class of any other series of the Trust, Allianz Funds or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

•

Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

•

A Note on Non-U.S. Investments. The Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund may be able to pass through to you a deduction or credit for Foreign taxes. The Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

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Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that the Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Fund may invest in non-U.S. securities. The Fund considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities

The Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign

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investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

Because the Fund may invest a significant portion of its assets in non-U.S. securities, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Industry Concentration

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., water-related technology issuers) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each water-related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Water-Related Sector. As the Fund makes significant investments in the water-related sectors it will be subject to the risk factors particular to those sectors. The water-related resources sectors can be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investments in water-related companies typically also expose the Fund to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating

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histories to the extent they invest their assets in technology or technology-related companies. Investing in water-related issuers from, and water-related sectors within, certain countries (particularly developing and emerging market companies) may subject the Fund to additional political and regulatory risk. Such countries may experience broad shifts in water-related regulatory policy, including substantial changes in government involvement, supervision and regulation of water-related areas of such countries’ economies.

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to funds that may write uncovered or “naked” options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it do so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on fixed income securities. Although the Fund focuses on equity and related investments, the Fund may also have significant investment exposure to fixed income securities through its investment of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to

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decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its Sub-Adviser determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Cash collateral that the Fund receives is invested in repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of foreign issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either indirectly through investments in a money market fund that is managed by an affiliate of the Manager and administered by the Manager (which fund pays fees to the Manager and such affiliate) or directly through joint accounts along with securities lending cash collateral of other funds. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

The Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. To the extent the Fund’s portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks), the Fund may typically engage in securities lending to a substantial degree—i.e., approaching the percentage limit noted above. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for a listing of the level of securities lending by the Fund as of a recent date.

When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes the Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially or otherwise not return the security loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. See “Principal Risks—Credit Risk” and “Principal Risks—Liquidity Risk” in this Prospectus and “Investment Objectives and Policies” in the Statement of Additional Information for more information.

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Short Sales

The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a fund employing a written call option strategy or similar strategy may increase to the extent that the fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. The Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

The Fund is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

37

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. In addition, the Fund may use Grassroots(SM) Research in addition to its traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Fund. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Certain Affiliations

Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or a Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Manager’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Financial Highlights

Because the Fund has recently commenced operations, financial highlights are not available.

39

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund.

File No. 811-22167

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS

DATED FEBRUARY [    ], 2008

Allianz Multi-Strategy Funds Prospectus

[            ], 2008

RCM Global EcoTrendsSM Fund

Share Classes

A and C

This prospectus describes Allianz RCM Global EcoTrendsSM Fund, a mutual fund offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH (“AGIA”). As of December 31, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[            ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1

RCM Global EcoTrendsSM Fund	Ticker Symbols:
[ ] (Class A)
[ ] (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital	Fund Focus Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	Approximate Primary Capitalization Range All Capitalizations

	Fund Category Global Fund	Approximate Number of Holdings [50-100]	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy, Pollution Control and Clean Water sectors as described below (together, the “Eco-Sectors”). The Fund considers (i) the “EcoEnergy” sector to include products, technologies and services directly or indirectly connected to the efficient use of energy or to the provision or manufacture of alternative, especially regenerative, forms of energy; (ii) the “Pollution Control” sector to include products, technologies and services that could directly or indirectly contribute to the improvement or control of environmental quality, as well as those that are directly or indirectly connected to the disposal, recycling, storage, avoidance or use of all types of waste or waste products; and (iii) the “Clean Water” sector to include products, technologies and services directly or indirectly connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and the improvement of water quality. See “Characteristics and Risks of Securities and Investment Techniques – Industry Concentration – Eco-Sectors Investing by the Fund.”

The Fund may invest in companies of all sizes, but may invest a substantial portion of its assets in securities of companies with market capitalizations that are small compared to other publicly traded companies, including newly founded and early-stage companies, and may purchase securities in initial public offerings (IPOs). The Fund invests, under normal circumstances, at least 40% of its total assets in securities of companies located outside of the United States, and has exposure to issuers in at least eight different countries (including the United States). The Fund may invest up to 50% of its total assets in issuers that are organized or headquartered in developing or “emerging market” countries.

In selecting investments for the Fund, the portfolio managers apply a disciplined, bottom-up methodology utilizing a seamless global infrastructure of investment resources. The portfolio managers develop forecasts of economic growth, inflation and interest rates that they use to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio managers may also consider the political outlook, anticipated currency environment and legislative drivers for the country and the region in which a potential investment is located. Depending on market conditions, the portfolio managers may concentrate on securities they consider to be undervalued relative to the sector (value stocks), or securities they consider to have growth potential not sufficiently taken into account in their current prices (growth stocks), or a blend of both. Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends.

The portfolio managers perform a fundamental analysis of a broad universe of potential investments, drawing on a variety of analytical sources that include the management team members’ own research and that of the Sub-Adviser’s Sustainability Research Team, GrassrootsSM Research network (described below), and views of economists and published sector analyses. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services; and a steady stream of new products and services. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund’s investment universe and do not seek to replicate the sector or stock allocations or performance of any index or other benchmark. The portfolio managers determine to sell a security that the Fund holds when the company no longer displays a sufficient number of the positive characteristics noted above or if an alternative investment becomes more attractive.

In addition to traditional research activities, the portfolio managers utilize a proprietary global market research network, known as GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and

2

competitors of the companies in which the Fund invests or contemplates investing. GrassrootsSM Research also provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• IPO Risk
• Issuer Risk	• Credit Risk	• Leveraging Risk
• Equity Securities Risk	• Currency Risk	• Liquidity Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund. The Fund reorganized on         , 2008, when the Allianz RCM Global EcoTrends Fund, a continuously offered closed-end “interval” fund (the “Predecessor Fund”), reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Class A shares of the Fund.

3

RCM Global EcoTrendsSM Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)		Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1	%(1)	2%
Class C	None	1	%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Management Fees		Distribution and/or Service (12b-1) Fees(2)		Other Expenses(3)		Acquired Fund Fees and Expenses(4)		Total Annual Fund Operating Expenses		Expense Reductions(5)		Net Annual Fund Operating Expenses
Class A	[	]%	[0.25	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Class C	[	]	[1.00	]	[	]	[	]	[	]	[	]	[	]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA” which was formerly the National Association of Securities Dealers, Inc.)

(3)

Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending [        , 2008], reflect [    ]% in organizational expenses and [    ]% in trustees’ expenses estimated to be attributable to each class.

(4)

Acquired Fund Fees and Expenses are an estimate of expenses attributable to the Fund’s projected investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s financial highlights table, once available, which does not include Acquired Fund Fees and Expenses.

(5)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, [    ]% for Class A shares and [    ]% for Class C shares during the Fund’s initial fiscal year ending [        , 2008] (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

4

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on an investment in the Fund.

Credit Risk

The Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

To the extent the Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent the Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

5

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., issuers from the Eco-Sectors) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each Eco-Sector related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Eco-Sectors Related Risk. Because the Fund focuses its investments in companies that have exposure, directly or indirectly, to one or more of the EcoEnergy, Pollution Control and Clean Water sectors that comprise the Eco-Sectors, events or factors affecting companies in the Eco-Sectors will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the Eco-Sectors may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the Eco-Sectors include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the Eco-Sectors.

The Eco-Sectors, on the whole, are newly developing and strongly influenced by technological changes. The Eco-Sectors can be significantly affected by the level and volatility of technological change in industries focusing on energy, pollution and environmental control. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts in the Eco-Sectors may not result in viable commercial products, and companies in the Eco-Sectors typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the Eco-Sectors are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the Eco-Sectors tends to be considerably more volatile than that of companies in more established sectors and industries.

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Each of the sectors that comprise the Eco-Sectors is susceptible to particular risks, including those described below. Companies in the EcoEnergy sector may be adversely affected by the increased use of, or decreases in prices for, oil and other fossil fuels. This risk may be particularly acute for the Fund because oil prices are at historically high levels and may decline substantially and/or abruptly. Changes in energy conservation practices and the demand for renewable energy may also significantly impact the EcoEnergy sector. Companies in the Pollution Control sector are particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the Pollution Control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the Pollution Control sector. Companies in the Clean Water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the Clean Water sector.

Due to its focus on the Eco-Sectors, the Fund invests in companies which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the Eco-Sectors, the Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry.

The Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the Eco-Sectors to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent the Fund invests in companies that derive substantial revenues from activities outside the Eco-Sectors, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

IPO Risk

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the

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box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds, like the Fund, with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

To the extent the Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because the Fund may invest more than 25% of its assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to the Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

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Additional Risks of Investing in the Fund

In addition to the risks described above, the Fund is newly formed and therefore has limited or no history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Management of the Fund

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2007, the Manager and its investment management affiliates had approximately $[        ] billion in assets under management.

The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. During the Fund’s initial fiscal year ending [        , 2008], the Fund will pay monthly management fees to the Manager at the annual rate of [    ]% of the Fund’s average daily net assets. The RCM Global EcoTrends Fund (the “Predecessor Fund”), a closed-end interval fund that was the Fund’s predecessor, paid management fees to the Manager at an annual rate of 1.00% of the Predecessor Fund’s average total managed assets during its fiscal year ended November 30, 2007. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services. The Manager intends to donate a portion of any profits it earns from the management fees it receives from the Fund to one or more U.S.-based not-for-profit organizations that are exempt from federal taxation under Section 501(c)(3) of the Code and whose activities focus primarily on environmental issues.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

A discussion regarding the basis for any approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser with respect to the Fund during the six-month period ending [        , 2008] will be available in the annual report to shareholders including that period.

Sub-Adviser

The Manager has retained an affiliated investment management firm, RCM Capital Management LLC (“RCM”), to manage the Fund’s portfolio. RCM has, in turn, retained an affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA” and, collectively with RCM, the “Sub-Adviser”), to conduct the day-to-day portfolio management of the Fund. RCM and AGIA are both indirect subsidiaries of Allianz SE.

RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of the Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of December 31, these affiliated entities collectively advised or managed approximately $164.5 billion, including $20.5 billion managed by RCM in San Francisco.

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Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of December 31, 2007, AGIA managed approximately $[        ] billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of more than [50] analysts strategically positioned in the RCM Group’s offices worldwide.

The individuals at the Sub-Adviser listed below share primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience
Bozena Jankowska (Lead)	2007 (Inception*)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.
Paul Schofield	2007 (Inception*)	Fund Manager within the Global Equity Team at AGIA and RCM (UK). Mr. Schofield joined AGIA in 2006 and RCM (UK) in 1998 as a member of the Institutional Client Services team before transferring to the firm’s Global Equity fund management team. Prior to joining RCM (UK), he was with Fleming Investment Management as a Fixed Income Fund Administrator and prior to that he was with Lombard Odier International Portfolio Management Limited as an investment administrator. He holds a B.A. (Hons.) in Financial Services from the University of Portsmouth.

*	Ms. Jankowska and Mr. Scofield served as portfolio managers of Allianz RCM EcoTrendsSM Fund, a closed-end interval fund that reorganized into the Fund on , 2008, since the inception of that fund on January 31, 2007.

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Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund’s sub-adviser, certain affiliated investment companies, and certain current and former trustees of the Allianz Funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of AGIFM, AGID or the Fund’s sub-adviser to perform their respective contracts with respect to the Fund.

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Investment Options—Class A and Class C Shares

The Trust offers investors Class A and Class C shares of the Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within [30] days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•

You normally pay a CDSC of 1% if you redeem Class C shares during the first eighteen months after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 30 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class C shares do not convert into any other class of shares.

All Classes

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.

Initial Sales Charges Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Fund and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your

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purchase, as set forth below. Investors who purchase $1,000,000 or more of the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Initial Sales Charge—Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust, Allianz Funds or PIMCO Funds (other than the PIMCO Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quality Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

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Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Fund; employees of the Manager, the Sub-Adviser, the Trust’s other sub-advisers and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Fund issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;

•	any account of the investor at another financial intermediary; and

•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Class C Shares

As discussed above, Class C shares of the Fund are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs)—Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedule. For investors investing in Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class C Shares

Period Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
18 months	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

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CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class C CDSC:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class C shares of the Fund (at $10 per share) and that six months later the value of the investor’s account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 1%, the Class C CDSC would be $20.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class C	0.25%	0.75%

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class C shares may not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 1.00% of your investment in such share classe. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of

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shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) [    ]% of such year’s fund sales by that financial firm and (b) [    ]% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and [    ]% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

In addition, the Distributor, the Manager and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Manager and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Manager and their affiliates pay (i) annual per account, charges that in the aggregate generally range from $0 to $[        ] per account, and in some cases up to $[        ] per account for networking fees for NSCC-cleared accounts and from $[        ] to $[        ] per account for services to omnibus accounts, or (ii) an annual fee of up to [    ]%, and in some cases up to [    ]%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund uses financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.

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How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Class A and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and the Fund may do the same depending upon the extent of non-U.S. securities held in its portfolio. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

Allianz Funds and PIMCO Funds Shareholders’ Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures

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•	Automatic purchase, exchange and withdrawal programs

•	Programs that establish a link from your Fund account to your bank account

•	Special arrangements for tax-qualified retirement plans

•	Investment programs which allow you to reduce or eliminate initial sales charges

•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, redemption fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer before the NAV has been calculated and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares

You can buy Class A or Class C shares of the Fund in the following ways:

•

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•

Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Fund for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Fund

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and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class A and Class C shares.

Initial Investment	Subsequent Investments
$5,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the limit is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Manager. Your Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close your Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds (including Allianz Multi-Strategy Funds) and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the applicable funds’ or series’ prospectus(es), you may exchange your Class A or Class C shares of the Fund for the same Class of shares of any other Fund or of another series of the Trust, Allianz Funds or PIMCO Funds. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 30 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A and Class C shares. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

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The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make it more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

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Selling Shares

You can sell (redeem) Class A or Class C shares of the Fund in the following ways:

•

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

•

Directly from the Trust by written request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent

•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)

•	Expedited wire transfers

•	Automatic Withdrawal Plan

•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

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Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class A and Class C shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Generally, based on past practice, the use of omnibus accounts is more prevalent in the case of Class D and Institutional Class shares of the Trust, as compared to the other share classes of the Trust. Due to

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these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Fund has elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

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redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of the Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

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The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

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Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class C shares. The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of the Fund’s distributions to shareholders may vary from period to period.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of the Fund at NAV. This will be done unless you elect another option.

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Invest all distributions in shares of the same class of any other series of the Trust, Allianz Funds or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

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For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments. The Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund may be able to pass through to you a deduction or credit for Foreign taxes. The Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

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Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that the Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Fund may invest in non-U.S. securities. The Fund considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized

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or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities

The Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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Foreign Currencies

Because the Fund may invest a significant portion of its assets in non-U.S. securities, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Industry Concentration – Eco-Sectors Investing by the Fund

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

As stated in the Fund Summary, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a global portfolio of common stocks and other equity securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy, Pollution Control and Clean Water sectors as described below (together, the “Eco-Sectors”). For purposes of the 80% policy above, a company is considered to have direct or indirect exposure to one or more of the Eco-Sectors if the company concentrates its business activity on, or has significant business activities in, one or more of these sectors, or if the company has a main business focus either upstream or downstream in the supply chain from one or more of these sectors.

EcoEnergy Sector. The Sub-Adviser considers the “EcoEnergy” sector to include the following two areas: Alternative Energies and Energy Efficiency.

“Alternative Energies” include the provision of services and the manufacture, building, distribution, delivery, transportation, planning, storage, research and other production of products or technologies directly or indirectly connected to the provision or manufacture of alternative, especially regenerative, forms of energy, or connected with the preparation, manufacture or distribution of the corresponding preliminary products. This area also includes the provision and manufacture of alternative, especially regenerative, forms of energy and the preparation, manufacture or distribution of the corresponding preliminary products themselves.

“Energy Efficiency” includes the provision of services and the manufacture, distribution, delivery, transportation, planning, storage, research and other production of products or technologies directly or indirectly connected with the efficient use of energy or increasing energy efficiency.

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Examples of investment opportunities within the EcoEnergy sector to which the Fund could gain exposure include, but are not limited to, companies involved in or with: renewable energy sources (e.g., wind turbines, solar cells, and geothermal and biomass energy generation); microgeneration (e.g., combined heat and power); energy-saving products (e.g., light bulbs); efficient transport technologies; automobiles powered by alternative energy sources; insulation for buildings; energy-efficient heating technology; energy efficiency consulting; energy distribution (e.g., cables); fuel cell production; bio-fuel and synthetic fuel; environmentally friendly catalyzers; and combined heat and power technologies.

Pollution Control Sector. The Sub-Adviser considers the “Pollution Control” sector to include the following two areas: Environmental Quality and Waste Management & Recycling.

“Environmental Quality” includes the provision of services and the manufacture, distribution, delivery, transportation, planning, research and other production of products or technologies that could directly or indirectly contribute to the improvement or to the control of environmental quality. This area also includes the improvement and control of environmental quality itself.

“Waste Management & Recycling” includes the provision of services and the manufacture, distribution, delivery, transportation, planning, research and other production of products or technologies directly or indirectly connected to the disposal, recycling, storage (including final disposal), avoidance and use of all types of waste or waste products. This area also includes the disposal, recycling, storage (including final disposal), avoidance and use of all types of waste or waste products themselves.

Examples of investment opportunities within the Pollution Control sector to which the Fund could gain exposure include, but are not limited to, companies involved in or with: pollution monitoring; air cleaning and air filters; clean coal technology; gas washers; recycling; waste sorting; pollution technology and consulting; industrial pollution control technologies; and production of “clean” motor oil.

Clean Water Sector. The Sub-Adviser considers the “Clean Water” sector to include the provision of services and the manufacture, distribution, delivery, transportation, planning, storage, research and other production of products or technologies directly or indirectly connected to the provision of potable and non-potable water, the processing, disinfection or desalinization of water, water production, water storage, water distribution, water filling, water filtering, waste-water disposal, water control, water surveys or the improvement of water quality. This sector also includes provision of potable and non-potable water, the processing, disinfection or desalinization of water, water production, water storage, water distribution, water filling, water filtering, waste-water disposal, water control, water surveys or the improvement of water quality themselves.

Examples of investment opportunities within the Clean Water sector to which the Fund could gain exposure include, but are not limited to, companies involved in or with: water delivery, infrastructure solutions (e.g., pumps, pipes and valves); automation systems; consulting services; water treatment and filters; desalination plants; water purification technologies (e.g., filtration, ozone and ultraviolet treatment); and disinfectant technologies.

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

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The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. [Leveraging risk may be especially applicable to funds that may write uncovered or “naked” options.]

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

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Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it do so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on fixed income securities. Although the Fund focuses on equity and related investments, the Fund may also have significant investment exposure to fixed income securities through its investment of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities

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rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its Sub-Adviser determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

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Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Cash collateral that the Fund receives is invested in repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of foreign issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either indirectly through investments in a money market fund that is managed by an affiliate of the Manager and administered by the Manager (which fund pays fees to the Manager and such affiliate) or directly through joint accounts along with securities lending cash collateral of other funds. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

The Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. To the extent the Fund’s portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks), the Fund may typically engage in securities lending to a substantial degree—i.e., approaching the percentage limit noted above. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for a listing of the level of securities lending by the Fund as of a recent date.

When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes the Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially or otherwise not return the security loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. See “Principal Risks—Credit Risk” and “Principal Risks—Liquidity Risk” in this Prospectus and “Investment Objectives and Policies” in the Statement of Additional Information for more information.

Short Sales

The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

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Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts

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are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a fund employing a written call option strategy or similar strategy may increase to the extent that the fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. The Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

The Fund is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. In addition, the Fund may use Grassroots(SM) Research in addition to its traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Fund. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

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Certain Affiliations

Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or a Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Manager’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Class A shares of the Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The financial information shown below is that of Class A shares of the Allianz RCM EcoTrendsSM Fund, a closed-end interval fund and the Fund’s predecessor (the “Predecessor Fund”), which reorganized into the Fund on [            , 2008]. Absent of such reorganization, the Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class C shares during the periods shown.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class A shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [                    ], an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the [            , 2007 annual report] to shareholders of the Predecessor Fund. The Predecessor Fund’s financial statement and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Distributions from:
	Net Asset Value, Beginning		Net Investment Income (Loss) (1)		Net Realized and Unrealized Gains (Loss)		Total from Investment Operations		Net Investment Income		Net Realized Capital Gains
For 1/31/07 through 11/30/07	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Ratios to Average Net Assets (3)
Total Distributions		Net Asset Value, Ending		Total Return (2)		Net Assets, Ending (in 000’s)		Net Investment Income (Loss)		Total Expenses		Expense (Reimbursements)/ Recoupment		Expenses Net of Reimbursement/ Recoupment		Expenses Net of Reimbursement/ Recoupment and Offset (4)		Fund’s Portfolio Turnover Rate

$	[ ]	$ [	]	[	]%	$	[ ]	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)	Net expenses include certain items not subject to expense reimbursement.

38

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund.

File No. 811-22167

39

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS

DATED FEBRUARY [    ], 2008

Allianz Multi-Strategy Funds Prospectus

[                    ], 2008

RCM Global Water Fund

Share Classes

Class D

This prospectus describes Allianz RCM Global Water Fund, a mutual fund offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH (“AGIA”). As of December 31, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[            ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1

RCM Global Water Fund	Ticker Symbols: [ ] (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of water-related companies worldwide	Approximate Primary Capitalization Range All Capitalizations

	Fund Category Global Fund	Approximate Number of Holdings 25-50	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity and equity-related securities of water-related companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and equity and equity-related securities of water-related companies. Water-related companies are companies that derive a portion of their revenues or profits from water-related activities or are expected to do so in the near future. The portfolio managers consider “water-related activities” as those that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. The Fund’s portfolio managers are not constrained by geographic or capitalization limitations, and the Fund may invest in emerging market companies. The Fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

3

RCM Global Water Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Management Fees		Distribution and/or Service (12b-1) Fees		Other Expenses(2)		Acquired Fund Fees and Expenses(3)		Total Annual Fund Operating Expenses		Expense Reductions(4)		Net Annual Fund Operating Expenses
Class D	[	]%	[0.25	]%	[	]%	[	]%	[	]%	[	]%	[	]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Other Expenses reflects [    ]% in organizational expenses and [    ]% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending [                    , 2008]. See “Management of the Fund—12b-1 Plan for Class D Shares.”

(3)

Acquired Fund Fees and Expenses are an estimate of expenses attributable to the Fund’s projected investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s financial highlights table, once available, which does not include Acquired Fund Fees and Expenses.

(4)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, [    ]% for Class D shares during the Fund’s initial fiscal year ending [                    , 2008] (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
	Year 1			Year 3			Year 1			Year 3
Class D	$	[	]	$	[	]	$	[	]	$	[	]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on an investment in the Fund.

Credit Risk

The Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

To the extent the Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent the Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

5

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., water-related technology issuers) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each water-related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Water-Related Risk. As the Fund makes significant investments in the water-related sectors it will be subject to the risk factors particular to those sectors. The water-related resources sectors can be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investments in water-related companies typically also expose the Fund to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies. Investing in water-related issuers from, and water-related sectors within, certain countries (particularly developing and emerging market companies) may subject the Fund to additional political and regulatory risk. Such countries may experience broad shifts in water-related regulatory policy, including substantial changes in government involvement, supervision and regulation of water-related areas of such countries’ economies.

IPO Risk

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.

Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds, like the Fund, with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

To the extent the Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because the Fund may invest more than 25% of its assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or

7

regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to the Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Additional Risks of Investing in the Fund

In addition to the risks described above, the Fund is newly formed and therefore has limited or no history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Management of the Fund

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2007, the Manager and its investment management affiliates had approximately $[            ] billion in assets under management.

The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. During the Fund’s initial fiscal year ending [                    , 2008], the Fund will pay monthly management fees to the Manager at the annual rate of [    ]% of the Fund’s average daily net assets. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

A discussion regarding the basis for any approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser with respect to the Fund during the six-month period ending [                    , 2008] will be available in the annual report to shareholders including that period.

Sub-Adviser

The Manager has retained an affiliated investment management firm, RCM Capital Management LLC (“RCM”), to manage the Fund’s portfolio. RCM has, in turn, retained an affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA” and, collectively with RCM, the “Sub-Adviser”), to conduct the day-to-day portfolio management of the Fund. RCM and AGIA are both indirect subsidiaries of Allianz SE.

RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of the Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of December 31, these affiliated entities collectively advised or managed approximately $164.5 billion, including $20.5 billion managed by RCM in San Francisco.

Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of December 31, 2007, AGIA managed approximately $[            ] billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of more than [50] analysts strategically positioned in the RCM Group’s offices worldwide.

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The individuals at the Sub-Adviser listed below share primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience
Bozena Jankowska (Lead)	2008 (Inception)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.
Andreas Fruschki	2008 (Inception)	Research Associate, European Healthcare Team at AGIA and RCM (Frankfurt). Prior to joining RCM (Frankfurt) in 2005, he was a legal trainee with positions at the Berlin Supreme Court, PricewaterhouseCoopers, the German Chamber of Commerce and Berlin’s City Development Department. He graduated with distinction from the MBA program at the University of Western Sydney in 2005. Prior to this, he obtained his law degree from Humboldt University in Berlin, and is a juristischer Assessor (solicitor). He has 2 years of investment industry experience.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

12b-1 Plan for Class D Shares

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the 12b-1 Plan for Class D shares pay distribution and/or servicing fees (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) not to exceed [    ]%. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 1.00% of your investment in such share classe. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) [    ]% of such year’s fund sales by that financial firm and (b) [    ]% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and [    ]% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

In addition, the Distributor, the Manager and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Manager and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to

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firm. For these services, the Distributor, the Manager and their affiliates pay (i) annual per account, charges that in the aggregate generally range from $0 to $[    ] per account, and in some cases up to $[    ] per account for networking fees for NSCC-cleared accounts and from $[    ] to $[    ] per account for services to omnibus accounts, or (ii) an annual fee of up to [    ]%, and in some cases up to [    ]%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund uses financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund’s sub-adviser, certain affiliated investment companies, and certain current and former trustees of the Allianz Funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of AGIFM, AGID or the Fund’s sub-adviser to perform their respective contracts with respect to the Fund.

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How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Class D shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and the Fund may do the same depending upon the extent of non-U.S. securities held in its portfolio. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Fund.

General Information

•

Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Fund. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Fund.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. A firm may be paid for its services directly or indirectly by the Fund, the Adviser or an affiliate (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares and purchased through such firm for its clients although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Fund and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your financial service firm for information.

This Prospectus should be read in connection with your firm’s materials regarding its fees and services.

•

Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Fund, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under “Redemption Fees.” NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of the Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Fund in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Fund directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Fund will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you

15

terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-800-426-0107 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

An investor should invest in the Fund for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000	$100

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with the Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. Accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Manager. In addition, if your balance for the Fund remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close the Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your accounts with the Trust, Allianz Funds and PIMCO Funds exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable fund’s or series’ prospectus(es), you may exchange your Class D shares of the Fund for Class D shares of any other series of the Trust, Allianz Funds or PIMCO Funds that offers Class D shares. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 30 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust and the Manager each reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class D shares. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or high yield or other securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator or fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem shares of the Fund within 30 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” below. You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

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Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class D shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Fund may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers).

In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Generally, based on past practice, the use of omnibus accounts is more prevalent in the case of Class D and Institutional Class shares of the Trust, as compared to the other share classes of the Trust. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Fund have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

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redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

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The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.	Name.

2.	Date of birth (for individuals).

3.	Residential or business street address.

4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents please contact your financial service firm. Within 30 days after receipt of your request your financial service firm will begin sending you individual copies.

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Fund intends to declare and distribute income dividends to shareholders at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of the Fund’s distributions to shareholders may vary from period to period.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of the Fund at NAV. This will be done unless you elect another option.

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Invest all distributions in Class D shares of any other series of the Trust or PIMCO Funds which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-800-426-0107.

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Tax Consequences

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments. The Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund may be able to pass through to you a deduction or credit for Foreign taxes. The Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that the Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

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Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Fund may invest in non-U.S. securities. The Fund considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities

The Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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Foreign Currencies

Because the Fund may invest a significant portion of its assets in non-U.S. securities, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Industry Concentration

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., water-related technology issuers) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each water-related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Water-Related Sector. As the Fund makes significant investments in the water-related sectors it will be subject to the risk factors particular to those sectors. The water-related resources sectors can be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investments in water-related companies typically also expose the Fund to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies. Investing in water-related issuers from, and water-related sectors within, certain countries (particularly developing and emerging market companies) may subject the Fund to additional political and regulatory risk. Such countries may experience broad shifts in water-related regulatory policy, including substantial changes in government involvement, supervision and regulation of water-related areas of such countries’ economies.

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to funds that may write uncovered or “naked” options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

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Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it do so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on fixed income securities. Although the Fund focuses on equity and related investments, the Fund may also have significant investment exposure to fixed income securities through its investment of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its Sub-Adviser determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

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Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Cash collateral that the Fund receives is invested in repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of foreign issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either indirectly through investments in a money market fund that is managed by an affiliate of the Manager and administered by the Manager (which fund pays fees to the Manager and such affiliate) or directly through joint accounts along with securities lending cash collateral of other funds. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

The Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. To the extent the Fund’s portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks), the Fund may typically engage in securities lending to a substantial degree—i.e., approaching the percentage limit noted above. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for a listing of the level of securities lending by the Fund as of a recent date.

When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes the Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially or otherwise not return the security loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. See “Principal Risks—Credit Risk” and “Principal Risks—Liquidity Risk” in this Prospectus and “Investment Objectives and Policies” in the Statement of Additional Information for more information.

Short Sales

The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

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To the extent that the Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a fund employing a written call option strategy or similar strategy may increase to the extent that the fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. The Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

The Fund is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. In addition, the Fund may use Grassroots(SM) Research in addition to its traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Fund. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Certain Affiliations

Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or a Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Manager’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

Because the Fund has recently commenced operations, financial highlights are not available.

Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund.

File No. 811-22167

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THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS

DATED FEBRUARY [    ], 2008

Allianz Multi-Strategy Funds Prospectus

[            ], 2008

RCM Global EcoTrendsSM Fund

Share Classes

Class D

This prospectus describes Allianz RCM Global EcoTrendsSM Fund, a mutual fund offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH (“AGIA”). As of December 31, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[    ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1

RCM Global EcoTrendsSM Fund	Ticker Symbols: [ ] (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital	Fund Focus Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	Approximate Primary Capitalization Range All Capitalizations

	Fund Category Global Fund	Approximate Number of Holdings [50-100]	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy, Pollution Control and Clean Water sectors as described below (together, the “Eco-Sectors”). The Fund considers (i) the “EcoEnergy” sector to include products, technologies and services directly or indirectly connected to the efficient use of energy or to the provision or manufacture of alternative, especially regenerative, forms of energy; (ii) the “Pollution Control” sector to include products, technologies and services that could directly or indirectly contribute to the improvement or control of environmental quality, as well as those that are directly or indirectly connected to the disposal, recycling, storage, avoidance or use of all types of waste or waste products; and (iii) the “Clean Water” sector to include products, technologies and services directly or indirectly connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and the improvement of water quality. See “Characteristics and Risks of Securities and Investment Techniques – Industry Concentration – Eco-Sectors Investing by the Fund.”

The Fund may invest in companies of all sizes, but may invest a substantial portion of its assets in securities of companies with market capitalizations that are small compared to other publicly traded companies, including newly founded and early-stage companies, and may purchase securities in initial public offerings (IPOs). The Fund invests, under normal circumstances, at least 40% of its total assets in securities of companies located outside of the United States, and has exposure to issuers in at least eight different countries (including the United States). The Fund may invest up to 50% of its total assets in issuers that are organized or headquartered in developing or “emerging market” countries.

In selecting investments for the Fund, the portfolio managers apply a disciplined, bottom-up methodology utilizing a seamless global infrastructure of investment resources. The portfolio managers develop forecasts of economic growth, inflation and interest rates that they use to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio managers may also consider the political outlook, anticipated currency environment and legislative drivers for the country and the region in which a potential investment is located. Depending on market conditions, the portfolio managers may concentrate on securities they consider to be undervalued relative to the sector (value stocks), or securities they consider to have growth potential not sufficiently taken into account in their current prices (growth stocks), or a blend of both. Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends.

The portfolio managers perform a fundamental analysis of a broad universe of potential investments, drawing on a variety of analytical sources that include the management team members’ own research and that of the Sub-Adviser’s Sustainability Research Team, GrassrootsSM Research network (described below), and views of economists and published sector analyses. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services; and a steady stream of new products and services. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund’s investment universe and do not seek to replicate the sector or stock allocations or performance of any index or other benchmark. The portfolio managers determine to sell a security that the Fund holds when the company no longer displays a sufficient number of the positive characteristics noted above or if an alternative investment becomes more attractive.

In addition to traditional research activities, the portfolio managers utilize a proprietary global market research network, known as GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and

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competitors of the companies in which the Fund invests or contemplates investing. GrassrootsSM Research also provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• IPO Risk
• Issuer Risk	• Credit Risk	• Leveraging Risk
• Equity Securities Risk	• Currency Risk	• Liquidity Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund. The Fund reorganized on         , 2008, when the Allianz RCM Global EcoTrends Fund, a continuously offered closed-end “interval” fund (the “Predecessor Fund”), reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Class A shares of the Fund.

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RCM Global EcoTrendsSM Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Management Fees		Distribution and/or Service (12b-1) Fees		Other Expenses(2)		Acquired Fund Fees and Expenses(3)		Total Annual Fund Operating Expenses		Expense Reductions(4)		Net Annual Fund Operating Expenses

Class D	[	]%	[0.25	]%	[	]%	[	]%	[	]%	[	]%	[	]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Other Expenses reflects [    ]% in organizational expenses and [    ]% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending [        , 2008]. See “Management of the Fund—12b-1 Plan for Class D Shares.”

(3)

Acquired Fund Fees and Expenses are an estimate of expenses attributable to the Fund’s projected investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s financial highlights table, once available, which does not include Acquired Fund Fees and Expenses.

(4)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, [    ]% for Class D shares during the Fund’s initial fiscal year ending [        , 2008] (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
	Year 1			Year 3			Year 1			Year 3

Class D	$	[	]	$	[	]	$	[	]	$	[	]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

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Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on an investment in the Fund.

Credit Risk

The Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

To the extent the Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent the Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

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Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., issuers from the Eco-Sectors) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each Eco-Sector related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Eco-Sectors Related Risk. Because the Fund focuses its investments in companies that have exposure, directly or indirectly, to one or more of the EcoEnergy, Pollution Control and Clean Water sectors that comprise the Eco-Sectors, events or factors affecting companies in the Eco-Sectors will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the Eco-Sectors may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the Eco-Sectors include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the Eco-Sectors.

The Eco-Sectors, on the whole, are newly developing and strongly influenced by technological changes. The Eco-Sectors can be significantly affected by the level and volatility of technological change in industries focusing on energy, pollution and environmental control. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts in the Eco-Sectors may not result in viable commercial products, and companies in the Eco-Sectors typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the Eco-Sectors are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the Eco-Sectors tends to be considerably more volatile than that of companies in more established sectors and industries.

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Each of the sectors that comprise the Eco-Sectors is susceptible to particular risks, including those described below. Companies in the EcoEnergy sector may be adversely affected by the increased use of, or decreases in prices for, oil and other fossil fuels. This risk may be particularly acute for the Fund because oil prices are at historically high levels and may decline substantially and/or abruptly. Changes in energy conservation practices and the demand for renewable energy may also significantly impact the EcoEnergy sector. Companies in the Pollution Control sector are particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the Pollution Control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the Pollution Control sector. Companies in the Clean Water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the Clean Water sector.

Due to its focus on the Eco-Sectors, the Fund invests in companies which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the Eco-Sectors, the Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry.

The Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the Eco-Sectors to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent the Fund invests in companies that derive substantial revenues from activities outside the Eco-Sectors, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

IPO Risk

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the

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box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds, like the Fund, with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

To the extent the Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because the Fund may invest more than 25% of its assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to the Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

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Additional Risks of Investing in the Fund

In addition to the risks described above, the Fund is newly formed and therefore has limited or no history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Management of the Fund

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2007, the Manager and its investment management affiliates had approximately $[            ] billion in assets under management.

The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. During the Fund’s initial fiscal year ending [                    , 2008], the Fund will pay monthly management fees to the Manager at the annual rate of [    ]% of the Fund’s average daily net assets. The RCM Global EcoTrends Fund (the “Predecessor Fund”), a closed-end interval fund that was the Fund’s predecessor, paid management fees to the Manager at an annual rate of 1.00% of the Predecessor Fund’s average total managed assets during its fiscal year ended November 30, 2007. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services. The Manager intends to donate a portion of any profits it earns from the management fees it receives from the Fund to one or more U.S.-based not-for-profit organizations that are exempt from federal taxation under Section 501(c)(3) of the Code and whose activities focus primarily on environmental issues.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

A discussion regarding the basis for any approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser with respect to the Fund during the six-month period ending [                    , 2008] will be available in the annual report to shareholders including that period.

Sub-Adviser

The Manager has retained an affiliated investment management firm, RCM Capital Management LLC (“RCM”), to manage the Fund’s portfolio. RCM has, in turn, retained an affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA” and, collectively with RCM, the “Sub-Adviser”), to conduct the day-to-day portfolio management of the Fund. RCM and AGIA are both indirect subsidiaries of Allianz SE.

RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of the Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of December 31, these affiliated entities collectively advised or managed approximately $164.5 billion, including $20.5 billion managed by RCM in San Francisco.

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Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of December 31, 2007, AGIA managed approximately $[    ] billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of more than [50] analysts strategically positioned in the RCM Group’s offices worldwide.

The individuals at the Sub-Adviser listed below share primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience
Bozena Jankowska (Lead)	2007 (Inception*)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.

Paul Schofield	2007 (Inception*)	Fund Manager within the Global Equity Team at AGIA and RCM (UK). Mr. Schofield joined AGIA in 2006 and RCM (UK) in 1998 as a member of the Institutional Client Services team before transferring to the firm’s Global Equity fund management team. Prior to joining RCM (UK), he was with Fleming Investment Management as a Fixed Income Fund Administrator and prior to that he was with Lombard Odier International Portfolio Management Limited as an investment administrator. He holds a B.A. (Hons.) in Financial Services from the University of Portsmouth.

*	Ms. Jankowska and Mr. Scofield served as portfolio managers of Allianz RCM EcoTrendsSM Fund, a closed-end interval fund that reorganized into the Fund on , 2008, since the inception of that fund on January 31, 2007.

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Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

12b-1 Plan for Class D Shares

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the 12b-1 Plan for Class D shares pay distribution and/or servicing fees (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) not to exceed [    ]%. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 1.00% of your investment in such share classe. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) [    ]% of such year’s fund sales by that financial firm and (b) [    ]% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and [    ]% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

In addition, the Distributor, the Manager and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Manager and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to

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firm. For these services, the Distributor, the Manager and their affiliates pay (i) annual per account, charges that in the aggregate generally range from $0 to $[    ] per account, and in some cases up to $[    ] per account for networking fees for NSCC-cleared accounts and from $[            ] to $[            ] per account for services to omnibus accounts, or (ii) an annual fee of up to [    ]%, and in some cases up to [    ]%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund uses financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund’s sub-adviser, certain affiliated investment companies, and certain current and former trustees of the Allianz Funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

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The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of AGIFM, AGID or the Fund’s sub-adviser to perform their respective contracts with respect to the Fund.

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How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Class D shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and the Fund may do the same depending upon the extent of non-U.S. securities held in its portfolio. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Fund.

General Information

•

Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Fund. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including,

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without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Fund.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. A firm may be paid for its services directly or indirectly by the Fund, the Adviser or an affiliate (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares and purchased through such firm for its clients although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Fund and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your financial service firm for information.

This Prospectus should be read in connection with your firm’s materials regarding its fees and services.

•

Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Fund, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under “Redemption Fees.” NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of the Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Fund in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Fund directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Fund will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-800-426-0107 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

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An investor should invest in the Fund for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000	$100

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with the Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. Accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Manager. In addition, if your balance for the Fund remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close the Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your accounts with the Trust, Allianz Funds and PIMCO Funds exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable fund’s or series’ prospectus(es), you may exchange your Class D shares of the Fund for Class D shares of any other series of the Trust, Allianz Funds or PIMCO Funds that offers Class D shares. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 30 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust and the Manager each reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class D shares. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

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Certain of the Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or high yield or other securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator or fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem shares of the Fund within 30 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” below. You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

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Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class D shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30-day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Fund may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Generally, based on past practice, the use of omnibus accounts is more prevalent in the case of Class D and Institutional Class shares of the Trust, as compared to the other share classes of the Trust. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or

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other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Fund have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

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redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.	Name.

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2.	Date of birth (for individuals).

3.	Residential or business street address.

4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents please contact your financial service firm. Within 30 days after receipt of your request your financial service firm will begin sending you individual copies.

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Fund intends to declare and distribute income dividends to shareholders at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of the Fund’s distributions to shareholders may vary from period to period.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of the Fund at NAV. This will be done unless you elect another option.

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Invest all distributions in Class D shares of any other series of the Trust or PIMCO Funds which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-800-426-0107.

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Tax Consequences

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments. The Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund may be able to pass through to you a deduction or credit for Foreign taxes. The Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

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Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that the Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than

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securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Fund may invest in non-U.S. securities. The Fund considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities

The Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of

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securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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Foreign Currencies

Because the Fund may invest a significant portion of its assets in non-U.S. securities, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Industry Concentration – Eco-Sectors Investing by the Fund

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

As stated in the Fund Summary, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a global portfolio of common stocks and other equity securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy, Pollution Control and Clean Water sectors as described below (together, the “Eco-Sectors”). For purposes of the 80% policy above, a company is considered to have direct or indirect exposure to one or more of the Eco-Sectors if the company concentrates its business activity on, or has significant business activities in, one or more of these sectors, or if the company has a main business focus either upstream or downstream in the supply chain from one or more of these sectors.

EcoEnergy Sector. The Sub-Adviser considers the “EcoEnergy” sector to include the following two areas: Alternative Energies and Energy Efficiency.

“Alternative Energies” include the provision of services and the manufacture, building, distribution, delivery, transportation, planning, storage, research and other production of products or technologies directly or indirectly connected to the provision or manufacture of alternative, especially regenerative, forms of energy, or connected with the preparation, manufacture or distribution of the corresponding preliminary products. This area also includes the provision and manufacture of alternative, especially regenerative, forms of energy and the preparation, manufacture or distribution of the corresponding preliminary products themselves.

“Energy Efficiency” includes the provision of services and the manufacture, distribution, delivery, transportation, planning, storage, research and other production of products or technologies directly or indirectly connected with the efficient use of energy or increasing energy efficiency.

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Examples of investment opportunities within the EcoEnergy sector to which the Fund could gain exposure include, but are not limited to, companies involved in or with: renewable energy sources (e.g., wind turbines, solar cells, and geothermal and biomass energy generation); microgeneration (e.g., combined heat and power); energy-saving products (e.g., light bulbs); efficient transport technologies; automobiles powered by alternative energy sources; insulation for buildings; energy-efficient heating technology; energy efficiency consulting; energy distribution (e.g., cables); fuel cell production; bio-fuel and synthetic fuel; environmentally friendly catalyzers; and combined heat and power technologies.

Pollution Control Sector. The Sub-Adviser considers the “Pollution Control” sector to include the following two areas: Environmental Quality and Waste Management & Recycling.

“Environmental Quality” includes the provision of services and the manufacture, distribution, delivery, transportation, planning, research and other production of products or technologies that could directly or indirectly contribute to the improvement or to the control of environmental quality. This area also includes the improvement and control of environmental quality itself.

“Waste Management & Recycling” includes the provision of services and the manufacture, distribution, delivery, transportation, planning, research and other production of products or technologies directly or indirectly connected to the disposal, recycling, storage (including final disposal), avoidance and use of all types of waste or waste products. This area also includes the disposal, recycling, storage (including final disposal), avoidance and use of all types of waste or waste products themselves.

Examples of investment opportunities within the Pollution Control sector to which the Fund could gain exposure include, but are not limited to, companies involved in or with: pollution monitoring; air cleaning and air filters; clean coal technology; gas washers; recycling; waste sorting; pollution technology and consulting; industrial pollution control technologies; and production of “clean” motor oil.

Clean Water Sector. The Sub-Adviser considers the “Clean Water” sector to include the provision of services and the manufacture, distribution, delivery, transportation, planning, storage, research and other production of products or technologies directly or indirectly connected to the provision of potable and non-potable water, the processing, disinfection or desalinization of water, water production, water storage, water distribution, water filling, water filtering, waste-water disposal, water control, water surveys or the improvement of water quality. This sector also includes provision of potable and non-potable water, the processing, disinfection or desalinization of water, water production, water storage, water distribution, water filling, water filtering, waste-water disposal, water control, water surveys or the improvement of water quality themselves.

Examples of investment opportunities within the Clean Water sector to which the Fund could gain exposure include, but are not limited to, companies involved in or with: water delivery, infrastructure solutions (e.g., pumps, pipes and valves); automation systems; consulting services; water treatment and filters; desalination plants; water purification technologies (e.g., filtration, ozone and ultraviolet treatment); and disinfectant technologies.

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

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The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. [Leveraging risk may be especially applicable to funds that may write uncovered or “naked” options.]

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

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Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it do so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on fixed income securities. Although the Fund focuses on equity and related investments, the Fund may also have significant investment exposure to fixed income securities through its investment of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities

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rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its Sub-Adviser determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

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Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Cash collateral that the Fund receives is invested in repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of foreign issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either indirectly through investments in a money market fund that is managed by an affiliate of the Manager and administered by the Manager (which fund pays fees to the Manager and such affiliate) or directly through joint accounts along with securities lending cash collateral of other funds. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

The Fund may lend portfolio securities representing up to 33  1 /3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. To the extent the Fund’s portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks), the Fund may typically engage in securities lending to a substantial degree—i.e., approaching the percentage limit noted above. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for a listing of the level of securities lending by the Fund as of a recent date.

When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes the Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially or otherwise not return the security loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. See “Principal Risks—Credit Risk” and “Principal Risks—Liquidity Risk” in this Prospectus and “Investment Objectives and Policies” in the Statement of Additional Information for more information.

Short Sales

The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

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Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts

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are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a fund employing a written call option strategy or similar strategy may increase to the extent that the fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. The Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

The Fund is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. In addition, the Fund may use Grassroots(SM) Research in addition to its traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Fund. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

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Certain Affiliations

Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or a Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Manager’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Class D shares of the Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The financial information shown below is that of Class A shares of the Allianz RCM EcoTrendsSM Fund, a closed-end interval fund and the Fund’s predecessor (the “Predecessor Fund”), which reorganized into the Fund on [                    , 2008]. Absent of such reorganization, the Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class D shares during the periods shown.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class A shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [            ], an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the [                    , 2007 annual report] to shareholders of the Predecessor Fund. The Predecessor Fund’s financial statement and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Distributions from:
	Net Asset Value, Beginning			Net Investment Income (Loss) (1)			Net Realized and Unrealized Gains (Loss)			Total from Investment Operations			Net Investment Income			Net Realized Capital Gains

For 1/31/07 through 11/30/07	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Ratios to Average Net Assets (3)
Total Distributions		Net Asset Value, Ending			Total Return (2)		Net Assets, Ending (in 000’s)			Net Investment Income (Loss)		Total Expenses		Expense (Reimbursements)/ Recoupment		Expenses Net of Reimbursement/ Recoupment		Expenses Net of Reimbursement/ Recoupment and Offset (4)		Fund’s Portfolio Turnover Rate

$	[ ]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)	Net expenses include certain items not subject to expense reimbursement.

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Allianz Funds Multi-Strategy Trust

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund.

File No. 811-22167

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THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS

DATED FEBRUARY [    ], 2008

Allianz Multi-Strategy Funds Prospectus

[            ], 2008

RCM Global Water Fund

Institutional Class Shares

This prospectus describes Allianz RCM Global Water Fund, a mutual fund offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH (“AGIA”). As of December 31, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[    ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1

RCM Global Water Fund			Ticker Symbols: [ ] (Institutional)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of water-related companies worldwide	Approximate Primary Capitalization Range All Capitalizations

	Fund Category Global Fund	Approximate Number of Holdings 25-50	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity and equity-related securities of water-related companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and equity and equity-related securities of water-related companies. Water-related companies are companies that derive a portion of their revenues or profits from water-related activities or are expected to do so in the near future. The portfolio managers consider “water-related activities” as those that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. The Fund’s portfolio managers are not constrained by geographic or capitalization limitations, and the Fund may invest in emerging market companies. The Fund may also purchase securities in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• IPO Risk
• Issuer Risk	• Credit Risk	• Leveraging Risk
• Equity Securities Risk	• Currency Risk	• Liquidity Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

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RCM Global Water Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses(1)		Acquired Fund Fees and Expenses(2)		Total Annual Fund Operating Expenses		Expense Reductions(3)		Net Annual Fund Operating Expenses

Institutional Class	[	]%	None	[	]%	[	]%	[	]%	[	]%	[	]%

(1)	Other Expenses reflects [ ]% in organizational expenses and [ ]% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending [ , 2008].
(2)

Acquired Fund Fees and Expenses are an estimate of expenses attributable to the Fund’s projected investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s financial highlights table, once available, which does not include Acquired Fund Fees and Expenses.

(3)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, [    ]% for Institutional Class shares during the Fund’s initial fiscal year ending [            , 2008] (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
	Year 1			Year 3			Year 1			Year 3

Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on an investment in the Fund.

Credit Risk

The Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

To the extent the Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent the Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

5

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., water-related technology issuers) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each water-related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Water-Related Risk. As the Fund makes significant investments in the water-related sectors it will be subject to the risk factors particular to those sectors. The water-related resources sectors can be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investments in water-related companies typically also expose the Fund to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies. Investing in water-related issuers from, and water-related sectors within, certain countries (particularly developing and emerging market companies) may subject the Fund to additional political and regulatory risk. Such countries may experience broad shifts in water-related regulatory policy, including substantial changes in government involvement, supervision and regulation of water-related areas of such countries’ economies.

IPO Risk

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.

Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds, like the Fund, with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

To the extent the Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because the Fund may invest more than 25% of its assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or

7

regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to the Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Additional Risks of Investing in the Fund

In addition to the risks described above, the Fund is newly formed and therefore has limited or no history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Management of the Fund

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2007, the Manager and its investment management affiliates had approximately $[            ] billion in assets under management.

The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. During the Fund’s initial fiscal year ending [            , 2008], the Fund will pay monthly management fees to the Manager at the annual rate of [    ]% of the Fund’s average daily net assets. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

A discussion regarding the basis for any approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser with respect to the Fund during the six-month period ending [            , 2008] will be available in the annual report to shareholders including that period.

Sub-Adviser

The Manager has retained an affiliated investment management firm, RCM Capital Management LLC (“RCM”), to manage the Fund’s portfolio. RCM has, in turn, retained an affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA” and, collectively with RCM, the “Sub-Adviser”), to conduct the day-to-day portfolio management of the Fund. RCM and AGIA are both indirect subsidiaries of Allianz SE.

RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of the Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of December 31, these affiliated entities collectively advised or managed approximately $164.5 billion, including $20.5 billion managed by RCM in San Francisco.

Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of December 31, 2007, AGIA managed approximately $[            ] billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of more than [50] analysts strategically positioned in the RCM Group’s offices worldwide.

9

The individuals at the Sub-Adviser listed below share primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience
Bozena Jankowska (Lead)	2008 (Inception)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.

Andreas Fruschki	2008 (Inception)	Research Associate, European Healthcare Team at AGIA and RCM (Frankfurt). Prior to joining RCM (Frankfurt) in 2005, he was a legal trainee with positions at the Berlin Supreme Court, PricewaterhouseCoopers, the German Chamber of Commerce and Berlin’s City Development Department. He graduated with distinction from the MBA program at the University of Western Sydney in 2005. Prior to this, he obtained his law degree from Humboldt University in Berlin, and is a juristischer Assessor (solicitor). He has 2 years of investment industry experience.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund’s sub-adviser, certain affiliated investment companies, and certain current and former trustees of the Allianz Funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of AGIFM, AGID or the Fund’s sub-adviser to perform their respective contracts with respect to the Fund.

11

Investment Options—Institutional Class Shares

The Trust offers investors Institutional Class shares of the Fund in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable Holding Period. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Arrangements with Service Agents.

Institutional Class shares of the Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments to Financial Firms

A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) [__]% of such year’s fund sales by that financial firm and (b) [    ]% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and [    ]% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

In addition, the Distributor, the Manager and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Manager and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Manager and their affiliates pay (i) annual per account, charges that in the aggregate generally range from $0 to $[        ] per account, and in some cases up to $[        ] per account for networking fees for NSCC-cleared accounts and from $[        ] to $[        ] per account for services to omnibus accounts, or (ii) an annual fee of up to [    ]%, and in some cases up to [    ]%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund uses financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.

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Purchase, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class shares of the Fund at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Fund.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party.

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Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Manager and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

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Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

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Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class shares only by wiring federal funds to the Transfer Agent, Allianz Funds Multi-Strategy Trust, c/o BFDS, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•	Additional Investments. An investor may purchase additional Institutional Class shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

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Other Purchase Information. Purchases of the Fund’s Institutional Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Fund for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Institutional Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Manager or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

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Retirement Plans. Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

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Redemption Fees. Investors in Institutional Class shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in

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29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described below under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Generally, based on past practice, the use of omnibus accounts is more prevalent in the case of Class D and Institutional Class shares, as compared to the other share classes. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Fund has elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

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redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of the Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

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Redemptions by Mail. An investor may redeem (sell) Institutional Class shares by submitting a written request to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

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Redemptions by Telephone or Other Wire Communication. An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

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Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

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Other Redemption Information. Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders of the Fund who redeem their shares within the applicable Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Except for a fund with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below or in the applicable funds’ or series prospectus(es), an investor may exchange Institutional Class shares of the Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. An investor may also exchange shares of the Fund for shares of the same class of a series of PIMCO Funds, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to Fund or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days prior notice whenever it is reasonably able to do so. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the Fund’s shares, the Fund is exposed to the risk that investors

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may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Institutional Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and the Fund may do the same depending upon the extent of non-U.S. securities held in its portfolio. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

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Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

The Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

The Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name and wiring instructions.

Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-498-5413.

Tax Consequences

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder has owned the shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to shareholders as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable at ordinary income rates.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to the shareholders, up to the amount of each shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders that are subject to such tax. When a shareholder exchanges shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments. The Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on a shareholder’s investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund may be able to pass through to you a deduction or credit for Foreign taxes. The Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

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Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that the Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Fund may invest in non-U.S. securities. The Fund considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities

The Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign

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investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

Because the Fund may invest a significant portion of its assets in non-U.S. securities, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Industry Concentration

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., water-related technology issuers) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each water-related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Water-Related Sector. As the Fund makes significant investments in the water-related sectors it will be subject to the risk factors particular to those sectors. The water-related resources sectors can be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investments in water-related companies typically also expose the Fund to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating

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histories to the extent they invest their assets in technology or technology-related companies. Investing in water-related issuers from, and water-related sectors within, certain countries (particularly developing and emerging market companies) may subject the Fund to additional political and regulatory risk. Such countries may experience broad shifts in water-related regulatory policy, including substantial changes in government involvement, supervision and regulation of water-related areas of such countries’ economies.

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to funds that may write uncovered or “naked” options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it do so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on fixed income securities. Although the Fund focuses on equity and related investments, the Fund may also have significant investment exposure to fixed income securities through its investment of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to

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decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its Sub-Adviser determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Cash collateral that the Fund receives is invested in repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of foreign issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either indirectly through investments in a money market fund that is managed by an affiliate of the Manager and administered by the Manager (which fund pays fees to the Manager and such affiliate) or directly through joint accounts along with securities lending cash collateral of other funds. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

The Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. To the extent the Fund’s portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks), the Fund may typically engage in securities lending to a substantial degree—i.e., approaching the percentage limit noted above. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for a listing of the level of securities lending by the Fund as of a recent date.

When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes the Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially or otherwise not return the security loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. See “Principal Risks—Credit Risk” and “Principal Risks—Liquidity Risk” in this Prospectus and “Investment Objectives and Policies” in the Statement of Additional Information for more information.

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Short Sales

The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a fund employing a written call option strategy or similar strategy may increase to the extent that the fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. The Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

The Fund is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

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Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. In addition, the Fund may use Grassroots(SM) Research in addition to its traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Fund. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Certain Affiliations

Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or a Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Manager’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Financial Highlights

Because the Fund has recently commenced operations, financial highlights are not available.

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THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THE FUND MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS

DATED FEBRUARY [    ], 2008

Allianz Multi-Strategy Funds Prospectus

[            ], 2008

RCM Global EcoTrendsSM Fund

Institutional Class Shares

This prospectus describes Allianz RCM Global EcoTrendsSM Fund, a mutual fund offered by Allianz Funds Multi-Strategy Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) and its investment management affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH (“AGIA”). As of December 31, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[        ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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RCM Global EcoTrendsSM Fund			Ticker Symbols: [ ] (Institutional)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital	Fund Focus Equity securities of companies worldwide with exposure to EcoEnergy, Pollution Control and/or Clean Water sectors	Approximate Primary Capitalization Range All Capitalizations

	Fund Category Global Fund	Approximate Number of Holdings [50-100]	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity securities of companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy, Pollution Control and Clean Water sectors as described below (together, the “Eco-Sectors”). The Fund considers (i) the “EcoEnergy” sector to include products, technologies and services directly or indirectly connected to the efficient use of energy or to the provision or manufacture of alternative, especially regenerative, forms of energy; (ii) the “Pollution Control” sector to include products, technologies and services that could directly or indirectly contribute to the improvement or control of environmental quality, as well as those that are directly or indirectly connected to the disposal, recycling, storage, avoidance or use of all types of waste or waste products; and (iii) the “Clean Water” sector to include products, technologies and services directly or indirectly connected to the provision of potable and non-potable water; the disinfection or desalination of water; the production, storage, distribution, filling and filtering of water; water control; water surveys; and the improvement of water quality. See “Characteristics and Risks of Securities and Investment Techniques – Industry Concentration – Eco-Sectors Investing by the Fund.”

The Fund may invest in companies of all sizes, but may invest a substantial portion of its assets in securities of companies with market capitalizations that are small compared to other publicly traded companies, including newly founded and early-stage companies, and may purchase securities in initial public offerings (IPOs). The Fund invests, under normal circumstances, at least 40% of its total assets in securities of companies located outside of the United States, and has exposure to issuers in at least eight different countries (including the United States). The Fund may invest up to 50% of its total assets in issuers that are organized or headquartered in developing or “emerging market” countries.

In selecting investments for the Fund, the portfolio managers apply a disciplined, bottom-up methodology utilizing a seamless global infrastructure of investment resources. The portfolio managers develop forecasts of economic growth, inflation and interest rates that they use to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio managers may also consider the political outlook, anticipated currency environment and legislative drivers for the country and the region in which a potential investment is located. Depending on market conditions, the portfolio managers may concentrate on securities they consider to be undervalued relative to the sector (value stocks), or securities they consider to have growth potential not sufficiently taken into account in their current prices (growth stocks), or a blend of both. Investments are not restricted to companies with a record of dividend payments, and the Fund often has substantial exposure to companies that pay relatively small or no regular dividends.

The portfolio managers perform a fundamental analysis of a broad universe of potential investments, drawing on a variety of analytical sources that include the management team members’ own research and that of the Sub-Adviser’s Sustainability Research Team, GrassrootsSM Research network (described below), and views of economists and published sector analyses. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services; and a steady stream of new products and services. The portfolio managers base their security selection on the relative investment merits of each company and industry in the Fund’s investment universe and do not seek to replicate the sector or stock allocations or performance of any index or other benchmark. The portfolio managers determine to sell a security that the Fund holds when the company no longer displays a sufficient number of the positive characteristics noted above or if an alternative investment becomes more attractive.

In addition to traditional research activities, the portfolio managers utilize a proprietary global market research network, known as GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and

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competitors of the companies in which the Fund invests or contemplates investing. GrassrootsSM Research also provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• IPO Risk
• Issuer Risk	• Credit Risk	• Leveraging Risk
• Equity Securities Risk	• Currency Risk	• Liquidity Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund. The Fund reorganized on             , 2008, when the Allianz RCM Global EcoTrends Fund, a continuously offered closed-end “interval” fund (the “Predecessor Fund”), reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Class A shares of the Fund.

3

RCM Global EcoTrendsSM Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00	%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses(1)		Acquired Fund Fees and Expenses(2)		Total Annual Fund Operating Expenses		Expense Reductions(3)		Net Annual Fund Operating Expenses
Institutional Class	[	]%	None	[	]%	[	]%	[	]%	[	]%	[	]%

(1)	Other Expenses reflects [ ]% in organizational expenses and [ ]% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending [ , 2008].
(2)

Acquired Fund Fees and Expenses are an estimate of expenses attributable to the Fund’s projected investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s financial highlights table, once available, which does not include Acquired Fund Fees and Expenses.

(3)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, [    ]% for Institutional Class shares during the Fund’s initial fiscal year ending [            , 2008] (but not any subsequent years). Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period						Example: Assuming you do not redeem your shares
	Year 1			Year 3			Year 1			Year 3
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

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Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on an investment in the Fund.

Credit Risk

The Fund could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

To the extent the Fund invests directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent the Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund could lose more than the principal amount invested in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

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Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) and may also invest in equity securities of companies that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., issuers from the Eco-Sectors) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each Eco-Sector related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Eco-Sectors Related Risk. Because the Fund focuses its investments in companies that have exposure, directly or indirectly, to one or more of the EcoEnergy, Pollution Control and Clean Water sectors that comprise the Eco-Sectors, events or factors affecting companies in the Eco-Sectors will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the Eco-Sectors may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the Eco-Sectors include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the Eco-Sectors.

The Eco-Sectors, on the whole, are newly developing and strongly influenced by technological changes. The Eco-Sectors can be significantly affected by the level and volatility of technological change in industries focusing on energy, pollution and environmental control. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts in the Eco-Sectors may not result in viable commercial products, and companies in the Eco-Sectors typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the Eco-Sectors are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the Eco-Sectors tends to be considerably more volatile than that of companies in more established sectors and industries.

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Each of the sectors that comprise the Eco-Sectors is susceptible to particular risks, including those described below. Companies in the EcoEnergy sector may be adversely affected by the increased use of, or decreases in prices for, oil and other fossil fuels. This risk may be particularly acute for the Fund because oil prices are at historically high levels and may decline substantially and/or abruptly. Changes in energy conservation practices and the demand for renewable energy may also significantly impact the EcoEnergy sector. Companies in the Pollution Control sector are particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the Pollution Control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the Pollution Control sector. Companies in the Clean Water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the Clean Water sector.

Due to its focus on the Eco-Sectors, the Fund invests in companies which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the Eco-Sectors, the Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry.

The Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the Eco-Sectors to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”

To the extent the Fund invests in companies that derive substantial revenues from activities outside the Eco-Sectors, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

IPO Risk

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the

7

box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds, like the Fund, with principal investment strategies that involve the purchase of securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. A principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

To the extent the Fund invests in non-U.S. securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because the Fund may invest more than 25% of its assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to the Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

8

Additional Risks of Investing in the Fund

In addition to the risks described above, the Fund is newly formed and therefore has limited or no history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Management of the Fund

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. Subject to the supervision of the Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2007, the Manager and its investment management affiliates had approximately $[        ] billion in assets under management.

The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. During the Fund’s initial fiscal year ending [            , 2008], the Fund will pay monthly management fees to the Manager at the annual rate of [        ]% of the Fund’s average daily net assets. The RCM Global EcoTrends Fund (the “Predecessor Fund”), a closed-end interval fund that was the Fund’s predecessor, paid management fees to the Manager at an annual rate of 1.00% of the Predecessor Fund’s average total managed assets during its fiscal year ended November 30, 2007. The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services. The Manager intends to donate a portion of any profits it earns from the management fees it receives from the Fund to one or more U.S.-based not-for-profit organizations that are exempt from federal taxation under Section 501(c)(3) of the Code and whose activities focus primarily on environmental issues.

In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

A discussion regarding the basis for any approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser with respect to the Fund during the six-month period ending [            , 2008] will be available in the annual report to shareholders including that period.

Sub-Adviser

The Manager has retained an affiliated investment management firm, RCM Capital Management LLC (“RCM”), to manage the Fund’s portfolio. RCM has, in turn, retained an affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA” and, collectively with RCM, the “Sub-Adviser”), to conduct the day-to-day portfolio management of the Fund. RCM and AGIA are both indirect subsidiaries of Allianz SE.

RCM is responsible for managing, either directly or through other investment advisers selected by it, the investment of the Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. RCM is located at 4 Embarcadero Center, San Francisco, California 94111. RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities, owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of December 31, these affiliated entities collectively advised or managed approximately $164.5 billion, including $20.5 billion managed by RCM in San Francisco.

9

Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of RCM, the Manager and the Board of Trustees. AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. As of December 31, 2007, AGIA managed approximately $[            ] billion, principally for clients located in Europe. Although AGIA has been registered as an investment management company in Germany since 1990, it only recently registered as an investment adviser in the United States and has limited experience managing U.S. registered investment companies.

The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of more than [50] analysts strategically positioned in the RCM Group’s offices worldwide.

The individuals at the Sub-Adviser listed below share primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience
Bozena Jankowska (Lead)	2007 (Inception*)	Vice President and Head of Sustainability Research at AGIA and RCM (UK) Ltd. (“RCM (UK)”). Ms. Jankowska joined AGIA in 2006 and RCM (UK) in 2000 in her current role. She is based in London and heads the firm’s Sustainable Research team in London. She is responsible for RCM (UK)’s sustainable investment policy and strategy. Prior to joining RCM (UK), she worked for the construction firm, John Laing Plc as their Business and Environment Adviser. She graduated from the University of Sussex with a B.Sc. (Hons) in Environmental Science and earned an M.Sc. in Environmental Technology with Distinction, from Imperial College of Science, Technology and Medicine, specializing in Business and Environment. She has 7 years of investment industry experience.
Paul Schofield	2007 (Inception*)	Fund Manager within the Global Equity Team at AGIA and RCM (UK). Mr. Schofield joined AGIA in 2006 and RCM (UK) in 1998 as a member of the Institutional Client Services team before transferring to the firm’s Global Equity fund management team. Prior to joining RCM (UK), he was with Fleming Investment Management as a Fixed Income Fund Administrator and prior to that he was with Lombard Odier International Portfolio Management Limited as an investment administrator. He holds a B.A. (Hons.) in Financial Services from the University of Portsmouth.

*	Ms. Jankowska and Mr. Scofield served as portfolio managers of Allianz RCM EcoTrendsSM Fund, a closed-end interval fund that reorganized into the Fund on , 2008, since the inception of that fund on January 31, 2007.

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Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Manager. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds advised by the Manager. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of these settlements alleged that any inappropriate activity took place with respect to the Fund. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund’s sub-adviser, certain affiliated investment companies, and certain current and former trustees of the Allianz Funds have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of AGIFM, AGID or the Fund’s sub-adviser to perform their respective contracts with respect to the Fund.

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Investment Options—Institutional Class Shares

The Trust offers investors Institutional Class shares of the Fund in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable Holding Period. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Arrangements with Service Agents.

Institutional Class shares of the Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments to Financial Firms

A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, the Manager and their affiliates (for purposes of this sub-section only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) [    ]% of such year’s fund sales by that financial firm and (b) [    ]% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and [    ]% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

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In addition, the Distributor, the Manager and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Manager and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Manager and their affiliates pay (i) annual per account, charges that in the aggregate generally range from $0 to $[        ] per account, and in some cases up to $[        ] per account for networking fees for NSCC-cleared accounts and from $[        ] to $[        ] per account for services to omnibus accounts, or (ii) an annual fee of up to [    ]%, and in some cases up to [    ]%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund uses financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.

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Purchase, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class shares of the Fund at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Fund.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party.

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Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Manager and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

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Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

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Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class shares only by wiring federal funds to the Transfer Agent, Allianz Funds Multi-Strategy Trust, c/o BFDS, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•	Additional Investments. An investor may purchase additional Institutional Class shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

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Other Purchase Information. Purchases of the Fund’s Institutional Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Fund for long-term investment purposes only. The Trust and the Manager each reserves the right to refuse purchases if, in the judgment of the Trust or the Manager, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and the Manager each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Institutional Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Manager or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

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Retirement Plans. Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

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Redemption Fees. Investors in Institutional Class shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in

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29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Manager, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described below under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee. The Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Generally, based on past practice, the use of omnibus accounts is more prevalent in the case of Class D and Institutional Class shares, as compared to the other share classes. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of the Fund, or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.”

Waivers of Redemption Fees. The Fund has elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

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redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Manager or its affiliates; and

•	otherwise as the Manager or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of the Fund where the entirety of the proceeds of such redemption is immediately invested in another share class of the same Fund (a “Share Class Conversion”).

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Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a redemption fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

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Redemptions by Mail. An investor may redeem (sell) Institutional Class shares by submitting a written request to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

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Redemptions by Telephone or Other Wire Communication. An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

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Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

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Other Redemption Information. Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders of the Fund who redeem their shares within the applicable Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Except for a fund with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below or in the applicable funds’ or series prospectus(es), an investor may exchange Institutional Class shares of the Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone

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redemption option, by calling the Trust at 1-800-498-5413. An investor may also exchange shares of the Fund for shares of the same class of a series of PIMCO Funds, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to Fund or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days prior notice whenever it is reasonably able to do so. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

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Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

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How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Institutional Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and the Fund may do the same depending upon the extent of non-U.S. securities held in its portfolio. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

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Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

The Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

The Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name and wiring instructions.

Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-498-5413.

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Tax Consequences

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder has owned the shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to shareholders as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable at ordinary income rates.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to the shareholders, up to the amount of each shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders that are subject to such tax. When a shareholder exchanges shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments. The Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on a shareholder’s investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund may be able to pass through to you a deduction or credit for Foreign taxes. The Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

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Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that the Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

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Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

Securities purchased in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Fund may invest in non-U.S. securities. The Fund considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities

The Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign

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investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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Foreign Currencies

Because the Fund may invest a significant portion of its assets in non-U.S. securities, it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Industry Concentration

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Because the Fund is “non-diversified” it may invest a significant portion of its assets in a relatively small number of issuers and thus may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, when the fund focuses its investments in a certain type of issuer (e.g., water-related technology issuers) it is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk because it invests a substantial portion of its assets in a group of industries (or “sectors”), each water-related. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Water-Related Sector. As the Fund makes significant investments in the water-related sectors it will be subject to the risk factors particular to those sectors. The water-related resources sectors can be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investments in water-related companies typically also expose the Fund to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating

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histories to the extent they invest their assets in technology or technology-related companies. Investing in water-related issuers from, and water-related sectors within, certain countries (particularly developing and emerging market companies) may subject the Fund to additional political and regulatory risk. Such countries may experience broad shifts in water-related regulatory policy, including substantial changes in government involvement, supervision and regulation of water-related areas of such countries’ economies.

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to funds that may write uncovered or “naked” options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

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Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it do so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on fixed income securities. Although the Fund focuses on equity and related investments, the Fund may also have significant investment exposure to fixed income securities through its investment of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to

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decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its Sub-Adviser determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

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Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Cash collateral that the Fund receives is invested in repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of foreign issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either indirectly through investments in a money market fund that is managed by an affiliate of the Manager and administered by the Manager (which fund pays fees to the Manager and such affiliate) or directly through joint accounts along with securities lending cash collateral of other funds. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

The Fund may lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. To the extent the Fund’s portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks), the Fund may typically engage in securities lending to a substantial degree—i.e., approaching the percentage limit noted above. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for a listing of the level of securities lending by the Fund as of a recent date.

When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes the Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially or otherwise not return the security loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. See “Principal Risks—Credit Risk” and “Principal Risks—Liquidity Risk” in this Prospectus and “Investment Objectives and Policies” in the Statement of Additional Information for more information.

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Short Sales

The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

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To the extent that the Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a fund employing a written call option strategy or similar strategy may increase to the extent that the fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. The Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

The Fund is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

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Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. In addition, the Fund may use Grassroots(SM) Research in addition to its traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Fund. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Certain Affiliations

Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or a Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, together with additional information about portfolio holdings disclosure, are available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Manager’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Institutional Class shares of the Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The financial information shown below is that of Class A shares of the Allianz RCM EcoTrendsSM Fund, a closed-end interval fund and the Fund’s predecessor (the “Predecessor Fund”), which reorganized into the Fund on [            , 2008]. Absent of such reorganization, the Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class C shares during the periods shown.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class A shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [                                ], an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the [            , 2007 annual report] to shareholders of the Predecessor Fund. The Predecessor Fund’s financial statement and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Distributions from:
	Net Asset Value, Beginning			Net Investment Income (Loss) (1)			Net Realized and Unrealized Gains (Loss)			Total from Investment Operations			Net Investment Income			Net Realized Capital Gains
For 1/31/07 through 11/30/07	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Ratios to Average Net Assets (3)
Total Distributions		Net Asset Value, Ending			Total Return (2)		Net Assets, Ending (in 000’s)			Net Investment Income (Loss)		Total Expenses		Expense (Reimbursements)/ Recoupment		Expenses Net of Reimbursement/ Recoupment		Expenses Net of Reimbursement/ Recoupment and Offset (4)		Fund’s Portfolio Turnover Rate
$	[ ]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)	Net expenses include certain items not subject to expense reimbursement.

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ALLIANZ FUNDS MULTI-STRATEGY TRUST

Allianz RCM Global EcoTrends Fund

Allianz RCM Global Water Fund

STATEMENT OF ADDITIONAL INFORMATION

[    ], 2008

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of Allianz Funds Multi-Strategy Trust (the “Trust”), as supplemented from time to time. Through six Prospectuses, the Trust offers up to four classes of shares of each of its “Funds” (as defined herein). Class A and Class C shares of the RCM Global EcoTrends Fund (the “EcoTrends Fund”) are offered through the “Class A and Class C EcoTrends Fund Prospectus,” dated [    ], 2008, and Class A and Class C shares of the RCM Global Water Fund (the “Water Fund”) are offered through the “Class A and Class C Water Fund Prospectus,” dated [    ], 2008. Class D shares of the EcoTrends Fund are offered through the “Class D EcoTrends Prospectus,” dated [    ], 2008, and Class D shares of the Water Fund are offered through the “Class D Water Fund Prospectus,” dated [    ], 2008. Institutional Class shares of the EcoTrends Fund are offered through the “Institutional Class EcoTrends Fund Prospectus,” dated [    ], 2008, and Institutional Class shares of the Water Fund are offered through the “Institutional Class Water Fund Prospectus,” dated [    ], 2008.

The aforementioned prospectuses are collectively referred to herein as the “Prospectuses.” Prospectuses that offer Class A and Class C shares are sometimes referred to as the “Retail Prospectuses.” Prospectuses that offer Class D shares are sometimes referred to as the “Class D Prospectuses,” and Prospectuses that offer Institutional Class shares are sometimes referred to as the “Institutional Prospectuses.”

Audited financial statements for the Allianz RCM Global EcoTrends Fund, a closed-end “interval” fund that was the EcoTrends Fund’s predecessor, are incorporated by reference from that fund’s May 31, 2007 Semi-Annual Report (the “Report”). A copy of any Prospectus, and the relevant periodic Report if applicable, as well as the Allianz Funds and PIMCO Funds Share Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is a part of this Statement of Additional Information, may be obtained free of charge at the address and telephone number(s) listed below. The information contained in the Guide, which is Part II of this Statement of Additional Information, is incorporated by reference into Part I of this Statement of Additional Information.

Allianz Funds Multi-Strategy Trust
Prospectuses and Annual Reports, the Guide and
Statement of Additional Information
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105
Telephone:	Class A and Class C - 1-800-426-0107
Class D - 1-888-877-4626
Institutional - 1-800-498-5413

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ii

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THE TRUST

Allianz Funds Multi-Strategy Trust (the “Trust”), is an open-end management investment company (“mutual fund”) that currently consists of two separate investment series.

This Statement of Additional Information relates to the prospectuses for the EcoTrends Fund and the Water Fund, both of which invest directly in equity securities and other securities and instruments. The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and Statements of Additional Information.

The Trust was organized as a Massachusetts business trust on January 10, 2008. Pursuant to shareholder approval obtained at a shareholder meeting held on [    ], 2008, the EcoTrends Fund assumed all of the assets and liabilities of closed-end RCM Global EcoTrends Fund, an “interval” fund that was the EcoTrends Fund’s predecessor. The purpose of the reorganization was to convert the closed-end fund into an open-end fund. The Water Fund commenced operations as a series of the Trust, on [    ], 2008.

Allianz Global Fund Management has been the investment manager to each Fund since the Funds’ inception as series of the Trust. Allianz Global Fund Management LLC is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”).

INVESTMENT OBJECTIVES AND POLICIES

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, each Fund may engage in each of the practices described below. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Unless otherwise stated herein, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to restriction on its ability to utilize certain investments or investment techniques. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

The Funds’ sub-adviser, and in certain cases, portfolio managers, responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as “Sub-Advisers.”

Borrowing

Subject to the limitations described under “Investment Restrictions” below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees.

In addition to borrowing money, a Fund may enter into reverse repurchase agreements, dollar rolls and other transactions that are forms of borrowings. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. The Fund will segregate assets determined to be liquid by the Manager or the Fund’s Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls will be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below.

Preferred Stock

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

The Funds may invest in preferred stocks that pay fixed or adjustable rates of return. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which a Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than and more sensitive to changes in interest rates than other types of preferred stocks that have a maturity date. The Funds may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks in which a Fund may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

Corporate Debt Securities

The Funds may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.

The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

U.S. Government Securities

U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government sponsored enterprises such as the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), FNMA and the Student Loan Marketing Association may be chartered or sponsored by Congress, they are not funded by Congressional appropriation and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increased credit risks.

U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

High Yield Securities (“Junk Bonds”)

The Funds may invest a portion of their assets in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard & Poor’s Ratings Services (“S&P”)) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody’s and S&P’s securities ratings are included in Appendix A to this Statement of Additional Information.

Below investment grade securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Funds may continue to hold high yield securities following a decline in their rating if in the opinion of the Manager or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities are described as “speculative” by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. The market prices of high yield securities structured as “zero-coupon” or “pay-in-kind” securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Prices of high yield securities are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect a Fund’s daily net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The average maturity or duration of the debt securities in a Fund’s portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Securities Loans

Subject to certain conditions described in the Prospectuses and below, each of the Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. Additionally, under the terms of exemptive relief granted by the Securities and Exchange Commission, the Funds may loan their securities to affiliates of Allianz Global Fund Management. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager or the Sub-Adviser to be of satisfactory credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent.

The Funds may invest the cash collateral received (generally in money market investments or money market funds) or receive a fee from the borrower. In the case of cash collateral, a Fund typically pays a rebate to the borrower. Cash collateral may be invested in a money market fund that is managed by an affiliate of Allianz Global Fund Management and that pays management fees to Allianz Global Fund Management and its affiliates. Subject to conditions established by the Securities and Exchange Commission staff, a Fund may also transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements, interest-bearing or discounted commercial paper and/or other short-term money market instruments. Under the terms of a securities lending agency agreement, any such investment of cash collateral is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are at the Fund’s risk (except as provided below), and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash. Notwithstanding the foregoing, to the extent such shortfall is with respect to amounts owed to a borrower as a cash collateral fee, the securities lending agency agreement provides that the securities lending agent and the Fund share the difference between the income generated on the investment of cash collateral with respect to a loan and the amount to be paid to the borrower as a cash collateral fee.

Although control over, and voting rights or rights to consent with respect to, the loaned securities pass to the borrower, a Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Sub-Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. When engaged in securities lending, each Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

The following table lists the Funds that had outstanding loans of their portfolio securities as of [__], 2008, as well as the market values of those loans as a percentage of the respective Fund’s net assets. Because the Funds are newly formed and have yet to commence operations, no Fund has outstanding securities loans as of the date of this Statement of Additional Information.

Level of Securities Lending by Each Fund as of [    ], 2008

Fund	Loans of Portfolio Securities as a Percentage of Fund’s Net Asset Value
EcoTrends Fund	0.0%
Water Fund	0.0%

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are debt obligations whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Many other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed bonds issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments” above. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitle a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and also limited opportunities may exist to resell such investments. These instruments may often be illiquid. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets that the Manager or Sub-Adviser, in accordance with procedures established by the Board of Trustees, have determined are liquid in an amount sufficient to meet such commitments.

Event-Linked Bonds

The Funds may invest in “event-linked bonds.” Event-linked bonds, which are sometimes referred to as “catastrophe bonds,” are debt obligations for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for many of these securities, and there can be no assurance that a liquid market in these bonds will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. With respect to assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate in such committees only when the Manager and the Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Bank Obligations

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. Fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) may be considered illiquid for purposes of the Funds’ restrictions on investments in illiquid securities. Each Fund may also hold funds in an interest-bearing account for temporary purposes.

Obligations of foreign banks involve certain risks associated with investing in non-U.S. securities described under “Non-U.S. Securities” below, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds may consist of U.S. dollar- or foreign currency-denominated obligations of domestic or foreign issuers, and may be rated or unrated (see Appendix A for a description of the ratings assigned by various rating agencies to commercial paper). The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

Money market instruments may include, among other things, (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances and other bank obligations; (3) commercial paper; (4) corporate obligations with a remaining maturity of 397 days or less; and (5) repurchase agreements with banks or registered broker dealers. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Fund has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

Variable and Floating Rate Securities

Variable or floating rate securities are securities that pay interest at rates which adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These instruments may include, without limitation, variable rate preferred stock, bank loans, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable or floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable or floating rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.

The Funds may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Zero Coupon, Pay-in-Kind and Step Coupon Securities

Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986 and the regulations thereunder (the “Code”), each Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon bonds or step coupon bonds. See “Taxation.” Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for a Fund to dispose of them or to determine their current value.

Municipal Securities

The Funds may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

The Funds may purchase insured municipal debt securities in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund.

Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may also include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

The Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.

The Funds may also invest in various short-term municipal securities, including tax anticipation notes, revenual anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. They may also be general obligations of the issuer. Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Mortgage-Related and Asset-Backed Securities

The Funds may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the applicable Sub-Adviser to forecast interest rates and other economic factors correctly. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See “Collateralized Mortgage Obligations” below.

Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Department of Housing and Urban Development and the Office of Federal Housing Enterprise Oversight. FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, see “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Other Asset-Backed Securities. Other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities.

Real Estate Securities and Related Derivatives

The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.

REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.

Convertible Securities and Synthetic Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

To the extent consistent with its other investment policies, each Fund may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing element”) and the right to acquire an equity security (“convertible element”). The income-producing element is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible element is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing element and its convertible element. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.

The Funds may also purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the investment.

Non-U.S. Securities

Non-U.S. or foreign securities include, but are not limited to, U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities; securities of U.S. issuers traded principally in foreign markets; foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some foreign securities may be restricted against transfer within the United States or to a United States person. For more information about how the Sub-Adviser may define non-U.S. securities for purposes of asset tests and investment restrictions, see “Characteristics and Risks of Securities and Investment Techniques—Non-U.S. Securities.”

American Depositary Receipts (“ADRs”) are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. European Depositary Receipts (“EDRs”) are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”) may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on non-U.S. portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), market disruption, the possibility of security suspensions, political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities. The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or “emerging market”) countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

A Fund’s investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Funds may invest in securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will be able or willing to honor their capitalization commitments for those entities.

Passive Foreign Investment Companies. Some corporations domiciled outside the U.S. in which the Funds may invest may be considered passive foreign investment companies (“PFICs”) under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income, and can include “growth” companies or “start-up” companies. For U.S. federal income tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation’s gross income for the income year is passive income or if an average of 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Code Section 954.

Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Funds may not realize that a foreign corporation they invest in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Funds intend to comply with federal tax reporting of these investments.

Subject to applicable limits under the 1940 Act, the Funds may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under “Other Investment Companies.”

Foreign Currencies and Related Transactions

Subject to applicable limits set forth in the Prospectuses and this Statement of Additional Information, the Funds may invest in or utilize foreign currencies, forward foreign currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, currency swap transactions and other foreign currency-related transactions may be used for a variety of reasons, including to hedge against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.

A Fund may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases.

Forward foreign currency exchange contracts may be used for a variety of reasons, including the following circumstances:

Lock In. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge. If a Fund wants to eliminate substantially all of the risk of owning a particular currency, and/or if the believes that the Fund can benefit from price appreciation in a given country’s currency but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in the value of the security.

Proxy Hedge. A Fund might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield.

Tax Consequences of Hedging. Under applicable tax law, a Fund’s hedging activities may result in the application of the mark-to-market and straddle provisions of the Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income.

Among the risks facing Funds that utilize foreign currencies and related transactions is the risk that the relative value of currencies will be different than anticipated by the Fund’s Sub-Adviser. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. Please see “Derivative Instruments” below for a description of other foreign currency related transactions that may be used by the Funds.

Derivative Instruments

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is always changing and the Funds may invest in derivatives other than those shown below.

The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Funds to successfully utilize these instruments may depend in part upon their ability to forecast interest rates and other economic factors correctly. If a Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If a Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. Income earned by a Fund from many derivative strategies will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions.

Options on Securities and Indexes. As described under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in the Prospectuses, the Funds may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. A call option on a security is also “covered” if the Fund does not hold the underlying security or have the right to acquire it, but the Fund segregates assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis (a so-called “naked” call option). None of the Funds may write “naked” call options on individual securities other than exchange traded funds (“ETFs”). For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date. See “Taxation.”

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust’s valuation policies and procedures. See “Net Asset Value.”

OTC Options. The Funds may also purchase and write over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write so-called dealer options.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities, including ETFs, and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in a Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price (the “strike price”) of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, a Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.

The value of call options written by a Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect a Fund engaging in options transactions.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by a Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).

Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Sub-Adviser anticipates that the currency will appreciate or depreciate in value. In addition, the Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

Futures Contracts and Options on Futures Contracts. The Funds may use interest rate, foreign currency, index and other futures contracts, and options on such contracts. For example, the Funds may invest in foreign exchange futures contracts and options thereon (“futures options”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Funds may also enter into futures contracts for the purchase or sale of securities. The Funds may purchase and sell futures contracts on various securities indexes (“Index Futures”) and related options for hedging purposes and for investment purposes. For example, the Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also minimize potential market and liquidity problems which may result from increases in positions already held by the Fund. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission (“CFTC”).

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.

An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

The Funds may purchase and write call and put options on futures contracts (“futures options”). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

Commodity Futures Contracts and Options on Commodity Futures Contracts. In addition to other futures contracts and options thereon, the Funds may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.

Limitations on Use of Futures and Futures Options. The Funds may enter into positions in futures contracts and related options for hedging purposes, for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, the Funds may utilize futures contracts for investment and/or speculative purposes. For instance, a Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to gain or adjust their exposure to a particular market. The Funds may also use these investments to hedge against changes in the value of securities which the Sub-Adviser intends to purchase for the portfolio.

When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of (or in certain cases, the Fund’s obligation under) the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or by taking other offsetting positions.

When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or by taking other offsetting positions.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation.”

The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In the case of futures contracts used for hedging purposes, some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of a security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, the Funds may not choose to use futures and/or suitable hedging transactions may not be available in all circumstances. Even if a hedge is executed successfully, a Fund’s return may have been higher if no hedging had been attempted.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Certain Consequences of Hedging. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Funds’ dividend distributions and are not reflected in yield. Under applicable tax law, a Fund’s hedging activities may result in the application of the mark-to-market and straddle provisions of the Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by the Fund are classified as capital gains or ordinary income. See “Taxation.”

Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities or Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities or indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

Swap Agreements. The Funds may enter into swap agreements with respect to interest rates, currencies, indexes or baskets of securities (or a single security) and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties generally are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Funds also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered through the segregation of assets determined to be liquid by the Manager or Sub-Adviser in accordance with procedures established by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and therefore are not regulated as futures or commodity option transactions under the CEA.

When-Issued, Delayed Delivery and Forward Commitment Transactions

A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, a Fund will segregate until the settlement date assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. The Funds may also enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Rights and Warrants to Purchase Securities

A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

Repurchase Agreements

For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Manager and the Sub-Adviser, as appropriate, will monitor the creditworthiness of the counterparties.

Other Investment Companies

The Funds may invest in securities of other open- or closed-end investment companies, including exchange-trade funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC.

The Funds may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when a Sub-Adviser believes share prices of other investment companies offer attractive values. The Funds may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. The Funds may invest in investment companies that are advised by Allianz Global Fund Management or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC.

As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. A Fund’s shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same risks of leverage described in the Prospectuses and herein.

Illiquid Securities

A Fund may invest in securities that are illiquid, so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Depending on the circumstances, illiquid securities may be considered to include, among other things, written over-the-counter options and other derivative instruments, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Manager’s or a Sub-Adviser’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Manager or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Hybrid Instruments

The Funds may invest in “hybrid” or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of a commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

Hybrids can be used as an efficient means of pursuing a variety of goals, including hedging and attempts to increase total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. If so, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.

Short Sales

Each of the Funds may engage in short sales transactions. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan.

When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. For these purposes, a short sale will be considered to be “against the box” if the Fund holds or has the right to acquire securities which, without the payment of further consideration, are convertible or exchangeable for the securities sold short. Short sales by a Fund that are not made “against the box” create opportunities to increase the Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. The Funds may only engage in short sales that are “against the box.”

Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when investment considerations would not favor such sales.

In the view of the Securities and Exchange Commission (“SEC”), a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box,” or unless the Fund’s obligation to deliver the securities sold short is “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

Commodities

Some of the Funds may invest in instruments that provide exposure to, and are subject to the risks of, investments in precious metals and other commodities. These may include futures, options, swaps and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals (e.g., gold, silver, platinum, and palladium) and other resources. In addition, the Funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to commodities markets or investments in commodities, and through these investments may be exposed to the risks of investing in commodities. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can also present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. To the extent that a Fund invests in companies that mine, deal in or are otherwise exposed to these risks, the Fund will also be subject to these risks.

For a Fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals and other forms of “non-qualifying” income may not exceed 10% of the Fund’s gross income for its taxable year. This tax requirement could cause a Fund to hold precious metals or securities when it would not otherwise do so, or may otherwise limit the manner or extent to which a Fund seeks exposure to such commodities.

INVESTMENT RESTRICTIONS

Investment Objectives

Except to the extent set forth in the relevant Prospectuses, the investment objective(s) of each Fund is/are non-fundamental and may be changed by the Board of Trustees without shareholder approval. Investment objectives that are fundamental may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

Fundamental Investment Restrictions

The investment restrictions set forth below are fundamental policies of the EcoTrends and Water Funds, and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of such Fund. Under these restrictions, each of the EcoTrends and the Water Funds:

(1) May not concentrate its investments in a particular “industry,” as that term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

(2) May not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(3) May not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(4) May not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, forward contracts, or any interest rate, securities-related or other hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(5) May not borrow money or issue any senior security, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6) May not make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

A Fund would be deemed to “concentrate” in a particular industry if it invested 25% or more of its total assets in that industry. Each Fund’s industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as those comprising the Eco-Sectors).

        Currently, under the 1940 Act, a Fund generally is not permitted to engage in borrowings unless immediately after a borrowing the value of the Fund’s total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund’s total assets). In addition, a Fund is not permitted to declare any cash dividend or other distribution on its shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than borrowing, is at least 300% of such principal amount.

Policies Relating to Rule 35d-1 under the 1940 Act

The Funds have adopted policies pursuant to Rule 35d-1(a) under the 1940 Act. Such Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a). Under such policies:

1. The EcoTrends Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity securities of companies that focus in one or more of the EcoEnergy (e.g., alternative energy and energy efficiency), Pollution Control (e.g., environmental quality, waste management and recycling) and Clean Water (e.g., water treatment and supply) sectors.

2. The Water Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of common stocks and other equity securities of water-related companies (i.e., companies that derive a portion of their revenues or profits from activities that influence the quality, availability or demand of water).

Other Information Regarding Investment Restrictions and Policies

The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust’s management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

Unless otherwise stated, all limitations applicable to a Fund’s investments will apply at the time of investment. A Fund will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Any subsequent change in the percentage of the Fund’s total assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. The Manager or Sub-Adviser will take into account market, tax and other consequences to a Fund in considering whether or not sell or close out an investment that has become inconsistent with an investment limitation after its purchase due to market fluctuations, a change in ratings assigned to the security or other factors. In the event that ratings services assign different ratings to the same security, the Manager or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. Unless otherwise indicated, references to assets in the percentage limitations on a Fund’s investments refers to total assets.

The Sub-Adviser may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes or any other reasonable industry classification system (including systems developed by the Sub-Adviser) for purposes of the Funds’ investment restrictions and policies relating to industry concentration, and the approaches developed by the Sub-Adviser may be specific to that Sub-Adviser.

In addition, the Sub-Adviser may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Funds it sub-advises that are specific to that Sub-Adviser. For example, the Sub-Adviser may employ its own internally-developed definitions and standards in connection with defining Fund market capitalization criteria (e.g., determining whether a company is a “large,” “mid” or “small” capitalization company), characterizing a security as an “equity” or “fixed income” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” “sector” or group of related industries or sectors, determining the scope of a “geographic region” and characterizing an investment as a U.S. or non-U.S. investment (or otherwise determining the location of an investment for purposes of a Fund’s geographic restrictions). In addition, the definitions and standards used by the Sub-Adviser may change over time and without notice to investors, and in certain cases the Sub-Adviser may use definitions and standards for a Fund which differ from the definitions and standards it uses for other series of the Trust or for other funds and accounts which it advises.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

To the extent a Fund covers its commitment under a derivative instrument or other borrowing by the segregation of liquid assets, equal in value to the amount of the Fund’s commitment, or by entering into offsetting positions, such instrument is not considered a “senior security” for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund.

Each Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.

The phrase “shareholder approval,” as used in the Prospectuses, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, Trust or share class, as the case may be, or (2) 67% or more of the shares of the Fund, Trust or share class, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

The Trustees and executive officers of the Trust, their dates of birth, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the tables immediately following. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 1345 Avenue of the Americas, New York, NY 10105.

Independent Trustees*

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee

[To be updated by amendment.]

Interested Trustees*

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Brian S. Shlissel 1345 Avenue of the Americas, 47th Floor New York, NY 10105 11/14/1964	President, Chief Executive Officer and Sole Trustee	Since Inception	Executive Vice President, Allianz Global Investors Fund Management LLC; Trustee of 8 funds in the Fund Complex; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer, Principal Financial and Accounting Officer of 36 funds in the Fund Complex.	2	None.

[To be updated by amendment.]

*	“Independent Trustees” are those Trustees who are not “Interested Persons” (as defined in Section 2(a)(19) of the 1940 Act), and “Interested Trustees” are those Trustees who are “Interested Persons” of the Fund. Mr. Maney is an “Interested Person” of the Fund due to his affiliation with Allianz Global Investors of America LLC and its affiliates.
**	The term “Fund Complex” as used herein includes the Fund and the following registered investment companies: Each series of PIMCO Funds, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, Nicholas-Applegate Equity and Convertible Income Fund, each series of Premier VIT, PIMCO Strategic Global Government Fund, Inc., PIMCO Municipal Advantage Fund, Inc., each series of PIMCO Private Account Portfolio Series, PIMCO Commercial Mortgage Securities Trust, Inc., each series of Fixed Income Shares, each series of Allianz Funds, each series of OCC Cash Reserves, Inc., each series of OCC Accumulation Trust, each series of USAllianz Variable Insurance Products Trust and registered investment companies advised by RCM Capital Management LLC and Nicholas-Applegate Capital Management LLC.

Officers

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Brian S. Shlissel 1345 Avenue of the Americas, 47th Floor New York, NY 10105 11/14/1964	President, Chief Executive Officer and Sole Trustee	Since Inception	Executive Vice President, Allianz Global Investors Fund Management LLC; Trustee of 8 funds in the Fund Complex; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer, Principal Financial and Accounting Officer of 36 funds in the Fund Complex.

Lawrence G. Altadonna 1345 Avenue of the Americas, 47th Floor New York, NY 10105 03/10/1966	Treasurer; Principal Financial and Accounting Officer	Since Inception	Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 35 funds in the Fund Complex; Assistant Treasurer of 36 funds in the Fund Complex.

[To be updated by amendment.]

Committees of the Board of Trustees

The Trust’s Audit Oversight and Compliance Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Funds and, among other things, determines the selection of the independent registered public accounting firm for the Funds and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by the independent registered public accounting firm on behalf of the Funds, and services to be performed by the independent registered public accounting firm for certain affiliates, including the Manager and the Sub-Adviser, and the entities in a control relationship with the Manager or the Sub-Adviser that provide services to the Funds where the engagement relates directly to the operations and financial reporting of the Funds. The Committee considers the possible effect of these services on the independence of the Funds’ independent registered public accounting firm. [Members – to be filed by amendment.] Because the Funds are newly formed and have not yet commenced operations, the Audit Oversight and Compliance Committee has not yet convened as of the date of this Statement of Additional Information.

The Trust’s Board Governance and Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided any such recommendation is submitted in writing to the Trust, c/o Thomas J. Fuccillo, Secretary, at the address of the principal executive offices of the Trust. The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person so recommended and considered by a committee will be nominated for election to the Board. [Members – to be filed by amendment.] Because the Funds are newly formed and have not yet commenced operations, the Board Governance and Nominating Committee has not yet convened as of the date of this Statement of Additional Information.

The Trust’s Contracts Committee is currently composed of [members – to be filed by amendment]. The Contracts Committee’s responsibilities include reviewing and considering the periodic renewal of the Funds’ investment management and distribution agreements and plans. Because the Funds are newly formed and have not yet commenced operations, the Contracts Committee has not yet convened as of the date of this Statement of Additional Information.

The Trust’s Performance Committee is currently composed of [members – to be filed by amendment]. The Performance Committee’s responsibilities include reviewing the performance of the Funds and any changes in investment philosophy, approach and personnel of the Funds’ Sub-Advisers. Because the Funds are newly formed and have not yet commenced operations, the Contracts Committee has not yet convened as of the date of this Statement of Additional Information.

The Board has a Valuation Committee, to which the Board has delegated the responsibility to determine or cause to be determined the fair value of the Funds’ portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves procedures for the fair valuation of the Funds’ portfolio securities and periodically reviews information from the Manager and Sub-Adviser regarding fair value and liquidity determinations made pursuant to the

Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular fair valuation and other valuation matters. [Members – to be filed by amendment.]. Because the Funds are newly formed and have not yet commenced operations, the Valuation Committee has not yet convened as of the date of this Statement of Additional Information.

The Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Trustees of the Funds who are not directors, officers, partners or employees of the Manager, Sub-Adviser or any entity controlling, controlled by or under common control with the Manager or Sub-Adviser. [Members – to be filed by amendment.]. Because the Funds are newly formed and have not yet commenced operations, the Valuation Committee has not yet convened as of the date of this Statement of Additional Information.

Securities Ownership

For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Trust, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The first table discloses such Trustee holdings information as of December 31, 2006. The second table discloses such Trustee holdings information as of December 5, 2007. The dollar ranges used in the tables are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000. The following tables include securities in which the Trustees hold an economic interest through their deferred compensation plan. See “Trustees’ Compensation” below.

Because the Funds are newly formed and have yet to commence operations, no Trustees currently hold any shares of the Funds as of the date of this Statement of Additional Information.

Securities Ownership as of [    ], 2008

Name of Trustee	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Brian S. Shlissel		[None]
EcoTrends Fund	[None]
Water Fund	[None]

* The term “Family of Investment Companies” as used in this Proxy Statement includes each Fund of the Trust and the following registered investment companies: each series of PIMCO Funds, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Municipal Advantage Fund Inc., PIMCO Corporate Opportunity Fund, PIMCO Corporate Income Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, Nicholas-Applegate Equity & Convertible Income Fund, Nicholas-Applegate Global Equity & Convertible Income Fund, PIMCO Global StocksPLUS & Income Fund, Allianz RCM Global EcoTrends Fund, each series of Premier VIT, each series of PIMCO Funds: Global Investors Series plc., each series of PIMCO Private Account Portfolio Series, PIMCO Commercial Mortgage Services Trust, Inc., and each series of Fixed Income SHares.

To the Trust’s knowledge, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment manager or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment manager or principal underwriter of the Trust, as of [    ], 2008.

Trustees’ Compensation

[Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), the Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), currently receive an annual retainer of $80,000 ($140,000 for the Chairman), plus $6,000 ($10,000 for the Chairman) for each Board of Trustees meeting attended in person and $2,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) currently receives a $10,000 annual retainer per Committee. The Committee Chair Fees are $5,000 for each of the Performance and Nominating Committees, and $10,000 for each of the Audit and Contracts Committees.] [Valuation, Compensation Committees – to be filed by amendment.] The Chairman of the Trustees currently receives a $40,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. The Vice Chairman receives a $2,500 annual fee for his service. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee is compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below), although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

The following table sets forth information regarding compensation received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust. (Trustees who are interested persons of the Trust and Officers of the Trust receive no compensation from the Trust). Because the Funds are newly formed and have not yet commenced operations, no Trustee has received any compensation from the Trust as of the date of this Statement of Additional Information.

Name of Person	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees [for the year ending December 31, 2006]
Brian S. Shlissel	$0	$0	$0	$	[	]

As disclosed in more detail in the Shareholders’ Guide, each Fund may sell its Class A shares at net asset value without a sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of either the Trust, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, and certain other affiliates of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.

Codes of Ethics

The Trust, the Manager, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

Proxy Voting Policies

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities have been included as Appendix C. Summary descriptions of the proxy voting policies and procedures of Allianz Global Fund Management and the Sub-Adviser are also included in Appendix C. Because the Funds are newly formed and have yet to commence operations, the Trust has not yet voted any proxies. In the future, information regarding how the Trust voted proxies relating to securities held by the Funds will be available, without charge, upon request by calling 1-800-426-0107 (retail classes) or 1-800-498-5413 (institutional class) and on the Securities and Exchange Commission’s website, www.sec.gov.

Investment Manager

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as investment manager to each of the Funds pursuant to an investment management agreement (“Management Agreement”) between Allianz Global Fund Management and the Trust. The Manager is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”). Allianz was organized as a limited partnership under Delaware law in 1987. Allianz’s sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company and Pacific Life Insurance Company (“Pacific Life”), a California stock life insurance company. Pacific Life is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Life owns an indirect minority equity interest in Allianz. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for Allianz-Paclife Partners LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Nymphenburger Strausse 112-116, 80636 Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany. Pacific Life’s address is 700 Newport Center Drive, Newport Beach, California 92660. Allianz’s address is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.

The general partner of Allianz has substantially delegated its management and control of Allianz to an Executive Committee.

The Manager is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. The Manager and its investment management affiliates had approximately $781.3 billion of assets under management as of September 30, 2007.

Allianz of America, Inc. (“AZOA”) has entered into a put/call arrangement for the possible disposition of Pacific Life’s indirect interest in Allianz. Under this agreement, Pacific Life and AZOA can put or call, respectively, all of the Class E Units. The repurchase price for the Class E Units is calculated based on the financial performance of Pacific Investment Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2% per year from the per unit amount as defined in the agreement, calculated as of December 31 of the preceding calendar year.

As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz SE currently include Munchener Ruckversicherungs-Gesellschaft AG (“Munich Re”). Allianz SE in turn owns more than 95% of Dresdner Bank AG. Credit Lyonnais and Munich Re, as well as certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, such as Dresdner Kleinwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities, Inc., may be considered to be affiliated persons of the Manager and its affiliates. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as “Affiliated Brokers.”) Absent an SEC exemption or other regulatory relief, the Funds are generally precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, a Fund’s ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act.

Management Agreement

The Manager, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Manager, the investments of the Funds. The Manager also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, the Manager has engaged an affiliate to serve as a Sub-Adviser. If the Sub-Adviser ceases to manage the portfolio of a Fund, the Manager will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund’s shareholders.

Under the terms of the Management Agreement, the Manager is obligated to manage the Funds in accordance with applicable laws and regulations. The investment management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement. The Manager is free to, and does, render investment management services to others.

The Management Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Management Agreement. The Management Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Manager, on 60 days’ written notice to the other party, and will terminate automatically in the event of its assignment.

The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Manager currently receives a monthly investment management fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Management Fee Rate
EcoTrends Fund	0.[__]%
Water Fund	0.[__]%

The following table sets forth the amount of the management fee paid by the Trust to the Manager for the last three fiscal years. Because the Funds are newly formed and have not yet commenced operations, the Trust has not paid any management fee amounts to the Manager as of the date of this Statement of Additional Information.

Fund	Year Ended [ ]/[ ]/07		Year Ended [ ]/[ ]/06		Year Ended [ ]/[ ]/05
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund Fund		N/A		N/A		N/A
TOTAL	$	N/A	$	N/A	$	N/A

Additional Information about Services Provided by Allianz Global Fund Management

As noted above, Allianz Global Fund Management serves as investment manager to the Trust pursuant to the Investment Management Agreement (the “Management Agreement”) between Allianz Global Fund Management and the Trust. Allianz Fund Management, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Funds either directly or through others selected by the Manager.

In addition, Allianz Global Fund Management: (a) recommends and, subject to the approval of the Board of Trustees,

approves the funds to be offered by the Trust; (b) subject to the approval of the Board of Trustees and, as applicable, Fund shareholders, selects Sub-Advisers to manage the management of the Funds’ portfolios; (c) monitors, directly, and with the assistance of third parties, Sub-Adviser activities and evaluates the Sub-Adviser performance; and (d) supervises Fund compliance, as discussed more fully below. Allianz Fund Management also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and such other matters as the Trustees may request.

Some of the objectives of Allianz Global Fund Management’s compliance program are to:

•	Continually work to enhance the compliance programs of all Allianz Global Investors of America L.P. subsidiaries;

•	Assess the existing local compliance plans in relation to current business practices from a risk-based perspective and work with local compliance to resolve major issues or gaps; and

•	Provide for the documentation of policies and procedures, with emphasis on incorporating industry best practices.

In its capacity as Manager, in addition to its investment advisory services, Allianz Global Fund Management provides administrative services to the Funds pursuant to the Management Agreement. Such services include shareholder servicing, accounting, bookkeeping, internal audit services and certain other services required by the Funds, and preparation of reports to the Funds’ shareholders and regulatory filings. Relatedly, as discussed above, the Manager (in some cases, together with its affiliates or third parties) provides certain other services, including compliance related services such as market timing monitoring and review of regulatory filings, management and coordination of activities of third-party service providers to the Funds such as transfer agency and custodian, maintenance and support services to intermediaries such as broker-dealers and retirement plan administrators, and researching and responding to customer complaints and inquiries and regulatory inquiries.

In return for the management fee, the Manager also arranges, at its own expense, for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds. The Manager is also responsible for the preparation of prospectuses and shareholder reports for current shareholders and bears the costs of preparing, printing and mailing such reports.

The table below contains the business histories of the members of the Management Board of Allianz Global Fund Management.

Name	Position with Allianz Global Fund Management	Recent Professional Experience
Bruce Koepfgen	Management Board	Mr. Koepfgen is a Managing Director and Chief Executive Officer of Oppenheimer Capital LLC. Mr. Koepfgen has more than 27 years of business-management and financial-market experience. He spent 23 years at Salomon Brothers, including 15 years as a managing director. From 1999 to 2003, Mr. Koepfgen was a private investor, consultant and CEO to venture-backed start-up companies.

Marna C. Whittington	Management Board	Ms. Whittington is the Managing Director, Chief Executive Officer and member of the Executive Committee of Nicholas-Applegate Capital Management LLC. Ms. Whittington joined Nicholas-Applegate Capital Management in 2001. Ms. Whittington has over 20 years prior management experience, previously with Morgan Stanley Asset Management, as a Managing Director and Chief Operating Officer (from 1995 to 2001) and Miller, Anderson & Sherrerd, as a Managing Partner (from 1984 to 1992).

Barbara R. Claussen	Management Board	Ms. Claussen joined NFJ in 1989 and served as its head equity trader for approximately 17 years. In 2003, her role expanded to include supervision of all administrative, compliance and operational aspects of the firm and in 2005 she was promoted to Chief Operating Officer. Prior to joining NFJ in 1989, she worked for NationsBank where she spent 9 years in trading, including coordinating all trading for more than 15 affiliate banks. She has over 25 years of experience in the investment business.

E. Blake Moore, Jr.	Management Board	Mr. Moore is President and Chief Executive Officer of Allianz Funds. He is also Chief Executive Officer of Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors U.S. Retail LLC (since August 2004). Formerly, he was Managing Director and Member of Executive Committee, Nicholas-Applegate Capital Management LLC.

Udo Frank	Management Board	Mr. Udo is Chief Executive Officer of RCM and Executive Committee Member, Allianz Global Investors. He is a Board Member of Allianz Global Investors U.S. Retail LLC, and a trustee of Allianz Funds. Formerly, he was Chief Executive Officer of Equities (2001-2002).

John C. Maney	Management Board	Chief Financial Officer of Allianz Global Investors Fund Management LLC; Managing Director and Chief Financial Officer of Allianz Global Investors of America L.P. since Jan 2005 and Chief Operating Officer of Allianz Global Investors of America since November 2006; Executive Vice President and Chief Financial Officer since 2001; Chief Financial Officer of PIMCO, Oppenheimer Capital LLC, NFJ Investment Group and a number of other affiliated entities; Chief Financial Officer and Executive Vice President of Allianz Global Investors Distributors LLC; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001). Managing Director, Chief Operating Officer and Chief Financial Officer, Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts LLC and Allianz Global Investors NY Holdings LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partners LLC; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc.; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

Portfolio Management Agreements

The Manager has retained an affiliated investment management firm, RCM Capital Management LLC (“RCM”), to manage the Funds’ portfolios. RCM has, in turn, delegated responsibility for the day-to-day portfolio management of the Funds to its affiliate, Allianz Global Investors Advisory GmbH (“AGIA” and, collectively with RCM, the “Sub-Adviser”). RCM serves as sub-adviser for the Funds pursuant to a separate sub-advisory agreement (the “Sub-Advisory Agreement”) between RCM and the Manager. AGIA serves as portfolio manager for the Funds pursuant to a separate portfolio management agreement (the “Portfolio Management Agreement”) between RCM and AGIA. Pursuant to the terms of the Sub-Advisory Agreement, RCM is responsible for managing, either directly or through others selected by it, the investment of the Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. Pursuant to the terms of the Portfolio Management Agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Funds’ assets, subject to the general supervision of RCM, the Manager and the Board of Trustees.

Under the Sub-Advisory Agreement, the Manager (and not the Funds) has agreed to pay to RCM a fee, payable on a monthly basis, at the annual rate of [0.    ]% of the Funds’ average daily total managed assets. Under the Portfolio Management Agreement, RCM (and not the Funds or the Manager) has agreed to pay to AGIA a portfolio management fee, payable on a monthly basis, at the annual rate of [0.    ]% of the Fund’s average daily total managed assets.

RCM

RCM is an investment management firm organized as a Delaware limited liability company (formerly Dresdner RCM Global Investors, LLC). RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM is located at Four Embarcadero Center, San Francisco, California 94111.

AGIA

AGIA is wholly owned by Allianz Global Investors Aktiengesellschaft, which is a wholly owned subsidiary of Allianz SE. AGIA is located at Mainzer Landstrasse 11-13, Frankfurt am Main, Germany 60329. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. Although AGIA has been registered as an investment management company in Germany since 1990, it has only recently registered in October 2006 as an investment adviser in the United States.

The following table sets forth the amount of portfolio management fees paid by the Manager to RCM for the last three fiscal years. Because the Funds are newly formed and have not yet commenced operations, the Manager has not paid any sub-advisory fee amounts to RCM as of the date of this Statement of Additional Information.

Fund	Year Ended [ ]/[ ]/07		Year Ended [ ]/[ ]/06		Year Ended [ ]/[ ]/05
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund		N/A		N/A		N/A
TOTAL	$	N/A	$	N/A	$	N/A

The following table sets forth the amount of portfolio management fees paid by RCM to AGIA for the last three fiscal years. Because the Funds are newly formed and have not yet commenced operations, RCM has not paid any portfolio management fee amounts to AGIA as of the date of this Statement of Additional Information.

Fund	Year Ended [ ]/[ ]/07		Year Ended [ ]/[ ]/06		Year Ended [ ]/[ ]/05
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund		N/A		N/A		N/A
TOTAL	$	N/A	$	N/A	$	N/A

Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest

RCM and AGIA

The following summarizes the structure of and methods used to determine the compensation of each individual (as listed in the Prospectus) who shares primary responsibility for the day-to-day portfolio management of the Funds, each of whom is employed by AGIA (the “AGIA Portfolio Managers”):

Compensation

Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by RCM and AGIA.

Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, including each Fund, as well as the performance of the individual’s portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantitative, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant RCM Fund’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant RCM Fund’s Lipper or institutional peer group). Performance is calculated over a three year trailing period. The remaining 30% of the bonus is based on a qualitative review of the individual’s performance (with 10% from peer reviews and 20% from the appraisal by the individual’s manager).

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers as of June 30, 2007, including amounts managed by a team, committee, or other group that includes the portfolio manager.

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)
Bozena Jankowska	2		735.2		0		0		0		0
Paul Schofield	8		1,456.7		6		286.7		0		0
Andreas Fruschki	[	]	[	]	[	]	[	]	[	]	[	]

The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#				#		AUM ($ million)
Bozena Jankowska	[	]	[	]	0		0		0		0
Paul Schofield	[	]	[	]	[	]	[	]	0		0
Andreas Fruschki	[	]	[	]	[	]	[	]	[	]	[	]

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM and AGIA believe are faced by investment professionals at most major financial firms. RCM, AGIA, the Manager and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different management fee rates and/or fee structures, including accounts that pay management fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the RCM’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM, the Manager and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Funds and another Manager-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and RCM’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services.”

A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to codes of ethics adopted by RCM, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, as of [    ], 2008. Because the Funds are newly formed and have yet to commence operations, no portfolio manager beneficially owns any securities in the portfolio he or she manages as of the date of this Statement of Additional Information.

EcoTrends Fund	Dollar Range of Equity Securities
Bozena Jankowska	None
Paul Schofield	None
Water Fund
Bozena Jankowska	None
Andreas Fruschki	None

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (the “Distribution Contract”) with the Trust. The Distributor is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by the Fund or class by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.

The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).

The Trust currently offers up to four classes of shares of each of the Funds: Class A, Class C, Class D and Institutional Class shares.

Class A and Class C shares of the Trust are offered through financial institutions which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”).

Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment managers, with which the Distributor has an agreement for the use of the Trust’s Funds in particular investment products, programs or accounts for which a fee may be charged.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers’ investments in the Funds).

Under the Trust’s Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including management or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. For instance, the various classes pay different fees under the Management Agreement based on the different levels of administrative services provided to each Class. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

As described in the Class A and Class C Prospectuses under the caption “Investment Options—Class A and Class C Shares,” a contingent deferred sales charge is imposed upon certain redemptions of Class A and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D or Institutional Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund or series of PIMCO Funds prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

The following table sets forth the amount of continuing deferred sales charges paid by the Funds for the last three annual periods. Because the Funds are newly formed and have not yet commenced operations, the Funds have not received any continuing deferred sales charges as of the date of this Statement of Additional Information.

Class	Year Ended [ ]/[ ]/07		Year Ended [ ]/[ ]/06		Year Ended [ ]/[ ]/05
Class A	$	N/A	$	N/A	$	N/A
Class C		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

As described in the Class A and Class C Prospectuses under the caption “Investment Options—Class A and Class C Shares,” Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. Because the Funds are newly formed and have not yet commenced operations, the Funds have not received any initial sales charges as of the date of this Statement of Additional Information.

Distribution and Servicing Plans for Class A and Class C Shares

As stated in the Class A and Class C Prospectuses under the caption “Investment Options—Class A and Class C Shares—Distribution and Servicing (12b-1) Plans” Class A and Class C shares of the Trust are continuously offered through participating brokers that are members of the Financial Industry Regulatory Authority (“FINRA” which was formerly NASD) and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

Pursuant to separate Distribution and Servicing Plans for Class A and Class C shares (the “Retail Plans”), the Distributor receives (i) in connection with the distribution of Class C shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A and Class C shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A and Class C shares as to which no distribution and servicing fees were paid on account of such limitations.

The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors) in connection with the sale of Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund’s Class A and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees

As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of [0.25]% (calculated as a percentage of each Fund’s average daily net assets attributable to Class A shares).

Class C Distribution and Servicing Fees

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class C shares of the Trust, and in connection with personal services rendered to Class C shareholders of the Trust and the maintenance of Class C shareholder accounts (including in each case the accounts of plan participants where shares are held by a benefit plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to Class C shares):

	Servicing Fee	Distribution Fee
Class C	[0.25]%	[0.75]%

The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.

The distribution fee applicable to Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class C shares, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class C shares, printing of prospectuses and reports for other than existing Class C shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A and Class C shares of any Fund may indirectly support sales and servicing efforts relating to the other share classes of the same Fund or the other Funds’ shares of the same or different classes. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

Class	Servicing Fee	Distribution Fee
Class A	[ ]%	N/A
Class C	[ ]%	[ ]%

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which an investor purchases shares. With respect to Class C shares, the financial firms are also paid at the time of a purchase a commission equal to 1.00%, of an investment in such share classes. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks. Financial firms that receive distribution and/or servicing fees may in certain circumstances pay and/or reimburse all or a portion of those fees to their customers, although neither the Trust nor the Distributor are involved in establishing any such arrangements and may not be aware of their existence.

In addition, the Distributor, Allianz Global Fund Management and their affiliates from time to time make additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial firms as compensation for the sale or servicing of the Funds, including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor, Allianz Global Fund Management and their affiliates together and/or a particular class of shares, during a specified period of time. The Distributor, Allianz Global Fund Management and/or their affiliates also make payments to certain financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor, Allianz Global Fund Management and their affiliates.

The additional payments described above are made from the Distributor’s or Allianz Global Fund Management’s (or their affiliates’) own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments are made to financial firms selected by the Distributor, Allianz Global Fund Management or their affiliates, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor, Allianz Global Fund Management and/or their affiliates make payments of an agreed-upon amount which will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described above are generally not made with respect to Institutional Class shares. In some cases, in addition to payments described above, the Distributor, Allianz Global Fund Management and their affiliates will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

The Distributor, the Manager and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Manager and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Manager and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $[—] per account, and in some cases up to $[—] per account, for networking fees for NSCC-cleared accounts and from $[—] to $[—] per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to [—]%, and in some cases to 0.[—]%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and /or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment managers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

As of the date of this Statement of Additional Information, the Distributor and Allianz Global Fund Management anticipate that the firms that will receive the additional payments described above for distribution services and/or educational support include:

[To be added by amendment]

The Distributor expects that additional firms may be added to this list from time to time. Wholesale representatives of the Distributor, Allianz Global Fund Management and their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolio, the Funds, Allianz Global Fund Management and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.

If in any year the Distributor’s expenses incurred in connection with the distribution of Class C shares and, for Class A and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“disinterested Retail Plan Trustees”), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by allowing the Funds to take advantage of “break points” in the Funds’ management fees and/or by affording greater flexibility to the Sub-Adviser. From time to time, expenses of the Distributor incurred in connection with the sale of Class C shares of the Trust, and in connection with the servicing of Class A and Class C shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A and Class C shares.

Payments Pursuant to Class A Plans

The following table sets forth the amount paid by the Trust pursuant to the Class A Retail Plan for the last three fiscal years. Because the Funds are newly formed and have not yet commenced operations, the Trust has not paid any amount pursuant to the Class A Retail Plan as of the date of this Statement of Additional Information.

Fund	Year Ended [ ]/[ ]/07		Year Ended [ ]/[ ]/06		Year Ended [ ]/[ ]/05
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

The amounts collected pursuant to the Class A Retail Plan are to be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because the Funds are newly formed and have not yet commenced operations, the Distributor has not used any amounts collected pursuant to the Class A Retail Plan for these purposes as of the date of this Statement of Additional Information.

Fund	Compensation		Sales Material and Other Expenses		Total
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

Payments Pursuant to Class C Plans

The following table sets forth the amount paid by the Trust pursuant to the Class C Retail Plan for the last three fiscal years. Because the Funds are newly formed and have not yet commenced operations, the Trust has not paid any amount pursuant to the Class C Retail Plan as of the date of this Statement of Additional Information.

Fund	Year Ended [ ]/[ ]/07		Year Ended [ ]/[ ]/06		Year Ended [ ]/[ ]/05
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

The amounts collected pursuant to the Class C Retail Plan will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because the Funds are newly formed and have not yet commenced operations the Distributor has not used any amounts collected pursuant to the Class C Retail Plan for these purposes as of the date of this Statement of Additional Information.

Fund	Compensation		Sales Material and Other Expenses		Total
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

From time to time, expenses of principal underwriters incurred in connection with the distribution of Class C shares of the Funds, and in connection with the servicing of Class A and Class C shareholders of the Funds and the maintenance of Class A and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. Because the Funds are newly formed and have not yet commenced operations, no such excess expenses have been incurred as of the date of this Statement of Additional Information:

Fund	Class A		Class C
EcoTrends Fund	$	N/A	$	N/A
Water Fund		N/A		N/A
Total	$	N/A	$	N/A

As a percentage of net assets of each Fund:

Fund	Class A		Class C
EcoTrends Fund	N/A	%	N/A	%
Water Fund	N/A		N/A
Total	N/A	%	N/A	%

Additional Information About Institutional Class Shares

Institutional Class shares of the Trust may also be offered through brokers, other financial intermediaries and other entities, such as benefit or savings plans and their sponsors or service providers (“service agents”), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities. The Distributor, Allianz Global Fund Management and their affiliates may pay, out of their own assets at no cost to the Funds, amounts to service agents for providing bona fide shareholder services to shareholders holding Institutional Class shares through such service agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Institutional Class shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

Plan for Class D Shares

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the 12b-1 Plan for Class D shares pay distribution and/or servicing fees (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares) not to exceed [    ]%. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Class D Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

Rules of FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as “service fees” and therefore will not be limited by FINRA rules.

Because the Funds are newly formed and have not yet commenced operations, the Trust has not paid any amount to qualified service providers pursuant to the Class D Plan as of the date of this Statement of Additional Information:

Fund	Year Ended [ ]/[ ]/07		Year Ended [ ]/[ ]/06		Year Ended [ ]/[ ]/05
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

Purchases, Exchanges and Redemptions

Purchases, exchanges and redemptions of the Trust’s shares are discussed in the Class A and Class C Prospectuses, under the heading “Investment Options—Class A and Class C Shares,” in the Class D Prospectuses under the heading “How to Buy and Sell Shares,” in the Institutional Prospectuses under the heading “Investment Options” and in the Guide under the heading “Purchases, Redemptions and Exchanges” (with respect to Class A and Class C shares only). Certain purchases of the Trust’s shares are subject to a reduction or elimination of sales charges, as summarized in the Class A and Class C Prospectuses and as described in greater detail in the Guide. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors. In addition, as described in the Prospectuses and in the Guide, all share classes are subject to redemption fees.

Certain clients of the Manager or Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

As described and subject to any limits in the Class A and Class C Prospectuses and the Class D Prospectuses under the caption “How to Buy and Sell Shares – Exchanging Shares,” in the Institutional Prospectuses under the caption “Purchases, Redemptions and Exchanges – Exchange Privilege” and in the Guide (with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust that is available for investment, or any series of PIMCO Funds, on the basis of their respective net asset values. This exchange privilege may in the future be extended to cover any interval funds that may be established and managed by the Manager and its affiliates. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund as described in the Class A and Class C Prospectuses under “Alternative Purchase Arrangements.”

Orders for exchanges accepted prior to the time Fund shares are valued on any day the Trust is open for business will be executed at the respective net asset values next determined as of the valuation time for Fund shares on that day. Orders for exchanges received after the time Fund shares are valued on any business day will be executed at the respective net asset values determined as of the valuation time for Fund shares on the next business day.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and

Exchange Commission, the Trust will give 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, Service Organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectuses, this Statement of Additional Information and the Guide. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectuses, this Statement of Additional Information or the Guide) regarding (i) the timing of purchase, redemption or exchange orders and pricing of Fund shares, (ii) market timing or excessive short-term trading, or (iii) the imposition of redemption fees, the intermediary is required to report such known violations promptly to the Distributor by calling 1-888-852-3922.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1.00% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in the Guide. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Redemption Fees

Certain redemptions and exchanges of Class A, Class C, Class D and Institutional Class shares may also be subject to a redemption fee of up to 2.00%. See the applicable Prospectus and the Guide for details.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted, on behalf of the Funds, policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.

Each Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, Allianz Global Fund Management will post portfolio holdings information on its website at www.allianzinvestors.com. This website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end. Allianz Global Fund Management will post this information on the website approximately thirty days after a month’s end, and such information will remain accessible on the website until the Funds file a Form N-Q or Form N-CSR on the SEC’s EDGAR website for the period which includes the date of the information. For each portfolio security (not including cash positions), the posted information will include such information about each holding as may be determined by the Manager from time to time. If a Fund’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of that information on the Manager’s website, the Fund may post such information on the Manager’s website.

Portfolio holdings of each Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending June 30 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending September 30 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending December 31 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending March 31 will be filed on Form N-Q. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov.

Disclosure of a Fund’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Manager or Sub-Adviser (together, the “Investment Managers”) or to the Fund’s principal underwriter or Allianz Global Investors of America L.P. and its subsidiaries who provide services to the Funds. In addition, to the extent permitted under applicable law, each Investment Manager may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Fund’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Fund (“Service Providers”) and to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Investment Managers believe is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Funds’ portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Investment Manager’s Chief Compliance Officer (or persons designated by the Investment Manager’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Fund’s shareholders. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information.

The Funds have ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers or Rating Agencies:

Name of Vendor	Type of Service	Frequency	Lag Time
[To be added by amendment]

Exceptions to these procedures may only be made if the Trust’s Chief Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Funds and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

In addition, the Sub-Adviser may provide investment recommendations to the managers or sponsors of managed or “wrap” accounts (collectively, a “non-discretionary accounts”), usually in the form of a “model” portfolio. To the extent a nondiscretionary account employs investment strategies that are substantially similar or identical to those employed by a Fund, the Sub-Adviser’s portfolio recommendations to the non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of the Fund. As a result, any persons with access to portfolio holdings information regarding such a non-discretionary account may indirectly acquire information about the portfolio holdings of, or transactions by, the Fund with similar or identical portfolio holdings.

The Investment Managers shall have primary responsibility for ensuring that a Fund’s portfolio holdings information is only disclosed in accordance with the policies described above. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Other registered investment companies that are advised or sub-advised by the Manager or the Sub-Adviser may be subject to different portfolio holdings disclosure policies, and neither the Manager nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the Manager and the Sub-Adviser have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the registered investment companies that are advised or sub-advised by the Manager or Sub-Adviser and some of the separate accounts managed by the Manager or Sub-Adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Trust and for the other investment management clients of the Manager and Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Manager or Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Manager or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Manager or Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Manager or Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security and the transactions are therefore aggregated, in which event each day’s aggregated transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Manager’s or Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Funds.

In addition, as noted above under “Disclosure of Portfolio Holdings,” the Sub-Adviser may provide investment recommendations to the managers or sponsors of non-discretionary accounts, and the Sub-Adviser’s portfolio recommendations to such a non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of a Fund. In an effort to provide fair and equitable treatment in the execution of trades and to ensure that a Fund and a similar non-discretionary account normally will not have competing trades outstanding, the Sub-Adviser may implement rotation procedures for alternating between executing trades for the Fund (and other similarly managed Funds and accounts) and notifying the manager/sponsor of the non-discretionary account of changes in the Sub-Adviser’s portfolio recommendations (other than in connection with transactions resulting from account rebalancing or account cash flows).

Brokerage and Research Services

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

The Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

Because the Funds are newly formed and have not yet commenced operations, the Funds have not paid any amount in brokerage commissions as of the date of this Statement of Additional Information:

Fund	Year Ended [ ]/[ ]/07		Year Ended [ ]/[ ]/06		Year Ended [ ]/[ ]/05
EcoTrends Fund	$	N/A	$	N/A	$	N/A
Water Fund		N/A		N/A		N/A
Total	$	N/A	$	N/A	$	N/A

The Sub-Adviser places orders for the purchase and sale of portfolio investments for a Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Sub-Adviser will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives services from many broker-dealers with which the Sub-Adviser places the Funds’ portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The management fees paid by the Funds are not reduced because the Sub-Adviser receives such services even though the receipt of such services relieves the Sub-Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Sub-Adviser to place the Funds’ portfolio transactions may be useful to the Sub-Adviser in providing services to other Sub-Adviser clients, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing the Funds. Conversely, research and brokerage services provided to the Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Adviser may be useful to the Sub-Adviser in managing the Funds, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the SEC’s interpretive guidance thereunder, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Manager’s overall responsibilities to the advisory accounts for which the Sub-Adviser exercises investment discretion.

Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or the Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities. The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Manager or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Manager or Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The status of brokers as “affiliated brokers” depends on factors such as potential affiliations between the Manager and its affiliates (e.g., Allianz SE) and such brokers and their affiliates, which may change over time, thus a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods. Because the Funds are newly formed and have not yet commenced operations, the Funds have not paid any amount in brokerage commissions to affiliated brokers as of the date of this Statement of Additional Information:

Year Ended [    ]/[    ]/07

Fund	Affiliated Broker	Amount of Brokerage Commission		% of Fund’s Aggregate Brokerage Commission		% of Fund’s Aggregate Dollar Amount of Transactions
EcoTrends Fund		$	N/A	N/A	%	N/A	%
Water Fund			N/A	N/A		N/A
Total		$	N/A	N/A	%	N/A	%

Year Ended [    ]/[    ]/06

Fund	Affiliated Broker	Amount of Brokerage Commission		% of Fund’s Aggregate Brokerage Commission		% of Fund’s Aggregate Dollar Amount of Transactions
EcoTrends Fund		$	N/A	N/A	%	N/A	%
Water Fund			N/A	N/A		N/A
Total		$	N/A	N/A	%	N/A	%

Year Ended [    ]/[    ]/05

Fund	Affiliated Broker	Amount of Brokerage Commission		% of Fund’s Aggregate Brokerage Commission		% of Fund’s Aggregate Dollar Amount of Transactions
EcoTrends Fund		$	N/A	N/A	%	N/A	%
Water Fund			N/A	N/A		N/A
Total		$	N/A	N/A	%	N/A	%

Regular Broker-Dealers

Because the Funds are newly formed and have not yet commenced operations, the Funds do not hold any securities of the Trust’s regular broker dealers* as of the date of this Statement of Additional Information:

Fund	Regular Broker-Dealer	Aggregate Value of Securities of Regular Broker-Dealer Held by Fund
EcoTrends Fund		$	N/A
Water Fund			N/A
Total		$	N/A

* “Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” The Sub-Adviser manages the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates), and may adversely impact a Fund’s after-tax returns. See “Taxation.”

The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

While portfolio turnover rates for each Fund will be available under “Financial Highlights” in the applicable Prospectus, because the Funds are newly formed and have not yet commenced operations, the Funds do not have any portfolio turnover information as of the date of this Statement of Additional Information.

NET ASSET VALUE

As described in the Prospectuses under the heading “How Fund Shares are Priced,” the net asset value per share (“NAV”) of a Fund’s shares of a particular class is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Prospectuses further note that Fund shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describe the time (the “Valuation Time”) as of which Fund shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Funds’ portfolio securities and other assets (including any fair value pricing) and NAV of the Funds’ shares to Allianz Global Fund Management, in its capacity as Manager, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Manager has, in turn, delegated various of these responsibilities to State Street Bank & Trust Co., as the Funds’ custodian, the Sub-Adviser, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

As described in the Prospectuses, for purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Funds to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services.

Debt securities are generally valued using quotes obtained from pricing services or brokers or dealers.

Futures contracts are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded or, if there were no trades that day for a particular instrument, at the mean of the last available bid and asked quotations on the market in which the instrument is primarily traded.

Exchange-traded options are generally valued at the last sale or official closing price on the exchange on which they are primarily traded, or at the mean of the last available bid and asked quotations on the exchange on which they are primarily traded for options for which there were no sales or closing prices reported during the day. Over-the-counter options not traded on an exchange are valued at a broker-dealer bid quotation.

Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.

Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

As described in the Prospectuses, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectuses provide additional information regarding the circumstances in which fair value pricing may be used and related information.

TAXATION

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications of an investment in a Fund. All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders. To qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund generally must, among other things:

(a)	derive at least 90% of its gross income for each taxable year (i) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, or (ii) income from qualified publicly traded partnerships (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below; and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of paragraph (b) above, (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) in the case of a Fund’s investment in loan participations, a Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.

Distributions

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if a Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

For federal income tax purposes, distributions of investment income generally are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (and is treated for federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (that is, Capital Gain Dividends, as defined above) will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains of the Fund with respect to that year, in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the Shares, up to the amount of the shareholder’s tax basis in the applicable Shares, with any amounts exceeding such basis treated as gain from the sale of such Shares.

To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gains for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), and the distributions are supported by the Fund’s “current earnings and profits” (realized income and gain of the current year), the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by a Fund. Moreover, in such cases, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

If a Fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as qualified dividend income, then the Fund is permitted in turn to designate its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any distributions that are not from a Fund’s investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is, not taxable to a shareholder and reducing the shareholder’s basis in the shares) or, in some cases, as capital gain. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt.

Long-term capital gain rates applicable to most individual shareholders have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% ordinary income tax rate brackets—for taxable years beginning on or before December 31, 2010.

A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement). Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

A Fund’s investment in other investment companies can affect the amount, timing and character of distributions to shareholders of such Fund, relative to what those distributions otherwise might have been had the Fund invested directly in the securities owned those underlying funds.

Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

Sales, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Options, Futures, Forward Contracts and Swap Agreements

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss. Thus, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, swap agreements, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, to defer losses to the Fund, to cause adjustments in the holding periods of the Fund’s securities, to convert long-term capital gains into short-term capital gains and to convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

To the extent such investments are permissible, certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Original Issue Discount, Pay-In-Kind Securities, and Commodity-Linked Notes

Some of the debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. Increases in the principal amount of an inflation indexed bond will be treated as OID.

Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, pay-in-kind securities will, and commodity-linked notes may, give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Higher-Risk Securities

To the extent such investments are permissible for a Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Certain Investments in REITs

To the extent such investments are permissible for a Fund, a Fund may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Each Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

Some of the REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”), taxable mortgage pools (“TMPs”) or may themselves constitute TMPs. Under guidance issued by the IRS and Treasury regulations that have yet to be issued, but may apply retroactively, a portion of the

Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below). Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC likewise can create complex tax problems, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders. A tax-exempt shareholder will recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

Under legislation enacted in December 2006 , if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a charitable remainder trust will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax equal to that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, multiplied by the highest federal income tax rate imposed on corporations. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable charitable remainder trust, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. Charitable remainder trusts are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Passive Foreign Investment Companies

Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (a “QEF election”), the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund’s income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt obligations, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. Foreign taxes generally are not deductible in computing alternative minimum taxable income.

Non-U.S. Shareholders

Capital Gain Dividends are not subject to withholding of U.S. federal income tax. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts with respect to (i) properly designated distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) properly designated distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses. Pending legislation would retroactively extend this exemption from withholding for one year. It is unclear at this time whether the legislation will be enacted.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – defined very generally in turn as any interest in U.S. real property or any equity interest in a USRPHC – when the fair market value of a corporation’s USRPIs equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets combined. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for (1) interests in domestically-controlled REITs and (2) non-greater-than-5% interests in publicly-traded classes of stock in REITs.

In the case of Funds that would be USRPHCs but for the above-mentioned exceptions from the definition of USRPIs, amounts the Fund receives from REITs derived from gains realized from USRPIs will retain their character as USRPIs in the hands of the Fund’s foreign shareholders (as will any direct USRPI gain the Fund recognizes). In the hands of a foreign shareholder that holds (or has held in the prior year) more than a 5% interest in the Fund, such amounts will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business” subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain is recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those with a 5%-or-smaller interest in the Fund), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund will be required to withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of such funds are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed in the above paragraphs through the sale and repurchase of Fund shares.

In addition, a Fund that is a USRPHC must withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2008, no withholding generally is required with respect to amounts paid in redemption of shares of a Fund that is a USRPHC and is also domestically controlled. Pending legislation would retroactively extend this exemption from withholding for one year. It is unclear at this time whether the legislation will be enacted.

Whether or not a Fund is characterized as a U.S. real property holding corporation will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be U.S. real property holding corporations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or dividend and certain other conditions are met, or (iii) the shares are USRPIs or the dividend is a Capital Gain Dividend that is a USRPI Distribution.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder who is a foreign person is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

For a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Other Taxation

From time to time, certain of the Trust’s series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust on January 10, 2008. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of a Fund liquidation, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust (the “Declaration of Trust”) of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, pursuant to the terms of the Administrative Order captioned “In the Matter of PA Fund Management LLC, PEA Capital LLC and PA Distributors LLC,” the Trust was required to hold a shareholder meeting in 2005 and once every five years thereafter for the purpose of electing Trustees. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A and Class C shares, to the Management Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Certain Ownership of Trust Shares

Because the Funds are newly formed and have not yet commenced operations, the Trustees and officers of the Trust as a group own no securities of any Fund nor the Trust as a whole as of the date of this Statement of Additional Information.

Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. To the extent a shareholder “controls” a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders. Because the Funds are newly formed and have not yet commenced operations, no individuals own 5% or more of a class of Fund shares, and no individuals may be presumed to “control” the Funds through share ownership as of the date of this Statement of Additional Information.

Custodian

State Street Bank & Trust Co. (“State Street”), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Trust’s “foreign custody manager” (currently, its custodian) following a consideration of a number of factors. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by Rule 17f-5. No assurance can be given that the appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Registered Public Accounting Firm

[    ], serves as the independent registered public accounting firm for the Funds. [    ] provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

Transfer and Shareholder Servicing Agents

PFPC, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust’s Class A and Class C shares. Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust’s Institutional Class shares.

Legal Counsel

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as legal counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Audited financial statements for the period January 31, 2007 to May 31, 2007 of the Allianz RCM Global EcoTrends Fund, a closed-end “interval” fund that was the EcoTrends Fund’s predecessor, are incorporated by reference from the Allianz RCM Global EcoTrends Fund’s May 31, 2007 Semi-Annual Report. The Allianz RCM Global EcoTrends Fund’s May 31, 2007 Semi-Annual Report was filed electronically with the SEC on August 3, 2007 (Accession No. 0001104659-07-058626).

Forward-Looking Statements

The Trust’s prospectuses and this Statement of Additional Information include forward-looking statements. All statements other than statements of historical facts contained in the prospectuses and this Statement of Additional Information, including statements regarding the Funds’ investment strategies, are forward-looking statements. The words “believe,” “may,” “estimate,” “continue,” “anticipate,” “intend,” “should,” “plan,” “could,” “target,” “potential,” “is likely,” “will,” “expect” and similar expressions, as they relate to the Funds, are intended to identify forward-looking statements. Forward-looking statements are subject to a number of risks, uncertainties and assumptions, some of which are described in the prospectuses and in this Statement of Additional Information. In addition, the Funds’ past results do not necessarily indicate their future results. You should not rely upon forward-looking statements as predictions of future events or performance. You cannot be assured that the events and circumstances reflected in the forward-looking statements will be achieved or occur.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Manager’s or Sub-Adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by the Manager or a Sub-Adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s and S&P’s ratings applicable to fixed income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment Grade

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

APPENDIX B

CERTAIN OWNERSHIP OF TRUST SHARES

As of [            ], the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

a = Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Funds, as that term is defined in the 1940 Act.

b = Shares are believed to be held only as nominee.

Amount and Nature of Beneficial Ownership	Percentage of Outstanding Shares of Class Owned

B-1

APPENDIX C

ALLIANZ FUNDS MULTI-STRATEGY TRUST (THE “TRUST”)

PROXY VOTING POLICY

[To be added by amendment]

C-1

APPENDIX D

Procedures for Shareholders to Submit Nominee Candidates

[To be added by amendment]

D-1

Allianz Funds and PIMCO Funds Shareholders’ Guide

for Class A, B, C and R Shares

                    , 2008

This Guide relates to the mutual funds (each, a “Fund”) that are series of Allianz Funds (the “Allianz Funds Trust”), Allianz Funds Multi-Strategy Trust (the “Allianz Multi-Strategy Trust” and, together with the Allianz Funds Trust, the “Allianz Trusts”) and PIMCO Funds (the “PIMCO Trust” and, together with the Allianz Trusts, the “Trusts”). Class A, B, C and R shares of the Allianz Trusts and the PIMCO Trust are offered through separate prospectuses (each as from time to time revised or supplemented, a “Retail Prospectus”). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

Allianz Global Investors Distributors LLC distributes the Funds’ shares. You can call Allianz Global Investors Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the Allianz Trusts and PIMCO Trust family. You can also visit our Web sites at www.allianzinvestors.com and www.pimcofunds.com.

How to Buy Shares

Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Trusts’ principal underwriter, Allianz Global Investors Distributors LLC (the “Distributor”) and through other firms which have dealer agreements with the Distributor (“participating brokers”) or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”). The Distributor is an affiliate of Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management”), the investment adviser and administrator to the Funds that are series of the Allianz Trusts and a subsidiary of Allianz Global Investors of America L.P. (“Allianz”). The Distributor is also an affiliate of Pacific Investment Management Company LLC (“Pacific Investment Management Company”), the investment adviser and administrator to the Funds that are series of the PIMCO Trust, and also a subsidiary of Allianz. Allianz Global Fund Management and Pacific Investment Management Company are each referred to herein as an “Adviser.”

Purchases Through Your Financial Advisor:

You may purchase Class A, Class B or Class C shares through a financial advisor.

Purchases By Mail:

Investors who wish to invest in Class A, Class B or Class C shares by mail may send a completed application form along with a check payable to Allianz Global Investors Distributors LLC, to the Distributor at:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

(The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments as it does not have access to the information necessary to assess your financial situation). All shareholders who establish accounts by mail will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Distributions” in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Distributor reserves the right to require payment by wire or official U.S. bank check. The Distributor generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Purchases By Telephone

You may elect to purchase shares after enrolling in Fund Link (see “Allianz Trust and PIMCO Trust Fund Link” below) you can purchase fund shares over the phone. To initiate such purchases, call 1-800-426-0107.

Purchasing Class R Shares

Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Distributor, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor.

Subsequent Purchases of Shares

Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the Allianz Trust and PIMCO Trust Auto-Invest plan, the Allianz Trust and PIMCO Trust Auto-Exchange plan, tax-qualified programs and PIMCO Trust Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase in any Fund is $100. All payments should be made payable to Allianz Global Investors Distributors LLC and should clearly indicate the shareholder’s account number. Checks should be mailed to the address above under “Purchase by Mail.”

Unavailable or Restricted Funds

Certain Funds and/or share classes are not currently offered to the public as of the date of this Guide. Please see the applicable Prospectuses for details. In addition, the NFJ Small-Cap Value and NFJ Dividend Value Funds are not currently open to new investors. Please see the applicable Prospectuses for more information about these restrictions. This Guide will be revised or supplemented when and if these restrictions change.

On Purchasing Shares

Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”), (ii) on a contingent deferred basis in the case of Class B shares (the “deferred sales charge alternative”) or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the “asset based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge (“CDSC”). See “Alternative Purchase Arrangements.” Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans that have an agreement with Pacific Investment Management Company, Allianz Global Fund Management or the Distributor, received by the Distributor or the relevant transfer agent prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Minimum Purchase Amounts

Except for purchases through the Allianz Trust and PIMCO Trust Auto-Invest plan, the Allianz Trust and PIMCO Trust Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Alternative Purchase Arrangements—Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class B or Class C shares of any Fund is $5,000, with a minimum additional investment of $100 per Fund, and there is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Tax-Qualified Specified Benefit and Other Plans

The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Internal Revenue Code of 1986, as amended (the “Code”). The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This form of account is available to employees of certain non-profit organizations.

In this Guide, a “Plan Investor” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan and specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs, or other benefit plan specified as such by the Distributor. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account, a Coverdell Education Savings Account or a College Access 529 Plan Account.

The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Specified Benefit Account Minimums” below.

Note for Plan Investors. For Plan Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Specified Benefit Account Minimums” below.

Allianz Trust and PIMCO Trust Auto-Invest

The Allianz Trust and PIMCO Trust Auto-Invest plan provides for periodic investments into the shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the Allianz Trust and PIMCO Trust Auto-Invest plan is $2,500 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the Allianz Trust and PIMCO Trust Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of Allianz Trust and PIMCO Trust Auto-Invest may be limited for certain Funds and/or share classes at the discretion of the Distributor.

Registered Representatives’ Investments

Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.

Uniform Gifts to Minors Act Investments

For investments pursuant to the Uniform Gifts to Minors Act, the minimum initial investment in Class A, Class B and Class C shares of any Fund is $2,500, with a minimum additional investment of $50 per Fund.

Allianz Trust and PIMCO Trust Auto-Exchange

The Allianz Trust and PIMCO Trust Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $2,500 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

Further information regarding the Allianz Trust and PIMCO Trust Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of Allianz Trust and PIMCO Trust Auto-Exchange plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see “Exchange Privilege.”

Allianz Trust and PIMCO Trust Fund Link

Allianz Trust and PIMCO Trust Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the “Transfer Agent”), the Funds’ transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See “Signature Guarantee” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds’ signature guarantee requirements.

Account Registration Changes

Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

PFPC Inc.

P.O. Box 9688

Providence, RI 02940-9688

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund’s administrator) will automatically be deducted from accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except that for Uniform Gift to Minors, IRA, Roth IRA, non-omnibus Plan Investor accounts, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR-SEP IRAs, Auto-Invest and Auto-Exchange accounts, the fee will be deducted from Fund accounts with balances below $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder’s Fund accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, is at least $50,000. No fee will be charged on Plan Investors or Class R shares held through omnibus accounts. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. No small account fee will be charged to employee and employee-related accounts of an Adviser and/or, in the discretion of an Adviser, its affiliates.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the applicable Fund’s administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in Funds of the Allianz Trusts and PIMCO Trust exceeds $50,000.

Transfer on Death Registration

The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).

Specified Benefit Account Information

Specified Benefit Account Minimums

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment
IRA	$2,500 per Fund	$50 per Fund

Roth IRA	$2,500 per Fund	$50 per Fund

SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$50 per Fund/per participant

SEP IRA established after March 31, 2004	$2,500 per Fund/per participant	$50 per Fund/per participant

SIMPLE IRA*	$50 per Fund/per participant	$50 per Fund/per participant

SAR-SEP IRA*	$50 per Fund/per participant	$50 per Fund/per participant

403(b)(7) custodial account plan established on or before March 31, 2004.	$50 per Fund/per participant	$50 per Fund/per participant

403(b)(7) custodial account plan established after March 31, 2004.	$2,500 per Fund/per participant	$50 per Fund/per participant

Plan Investors held through omnibus accounts-

Plan Level	$0	$0

Participant Level	$0	$0

Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004.	$50 per Fund	$50 per Fund

Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004.	$2,500 per Fund	$50 per Fund

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.

Alternative Purchase Arrangements

The Funds offer investors Class A, Class B, Class C and Class R shares in the applicable Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares, and are available only to Class R Eligible Plans. Through separate prospectuses, certain of the Funds currently offer up to three additional classes of shares in the United States: Class D, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Similar to Class R shares, Class D, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional Class and Administrative Class shares) or the Distributor at 1-800-426-0107 (for Class D shares).

The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries who sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See “Class A Deferred Sales Charge” below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds purchased on or after October 1, 2004 will convert into Class A shares after the shares have been held for five years. Class B shares of series of the PIMCO Trust purchased on or before December 31, 2001 and Class B shares of series of the Allianz Trusts and series of the PIMCO Trust not listed above purchased after September 30, 2004 convert into Class A shares after the shares have been held for seven years. Class B shares of series of the Allianz Funds Trust and PIMCO Trust purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See “Deferred Sales Charge Alternative—Class B Shares” below. Class B shares are not available for purchase by Plan Investors or by SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts. Traditional and Roth IRAs may invest in Class B shares.

Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term and StocksPLUS® Funds may only be (i) acquired through the exchange of Class B shares of other Funds; or (ii) purchased by persons who held Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term or StocksPLUS® Funds at the close of business on September 30, 2004. If you redeem all Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term and StocksPLUS® Funds in your account, you cannot purchase new Class B shares thereafter (although you may still acquire Class B shares of these Funds through exchange). The Funds may waive this restriction for certain specified benefit plans that were invested in Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term or StocksPLUS® Funds at the close of business on September 30, 2004.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, NACM Emerging Markets Opportunities, NACM Global, NACM International, NACM Pacific Rim, NFJ International Value, RCM Healthcare, RCM Global Resources, RCM Global Small-Cap, RCM Technology and RCM International Growth Equity Funds) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See “Asset Based Sales Charge Alternative—Class C Shares” below.

Class R. Only Class R Eligible Plans may purchase Class R shares. Class R shares might be preferred by a Class R Eligible Plan intending to invest retirement plan assets held through omnibus accounts, which does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares.

In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.

The maximum purchase of Class B shares of a Fund in a single purchase is $49,999. The maximum purchase of Class C shares of a Fund in a single purchase is $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds). If an investor intends to purchase Class B or Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $49,999 for Class B shares or $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds) for Class C shares or (ii) for one fund in a series of transactions and the aggregate purchase amount will exceed $49,999 for Class B shares or $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds) for Class C shares, then in either such event the investor should consider whether purchasing another share class is in the investor’s best interests. The Funds may refuse any order to purchase shares.

For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see “Distribution and Servicing (12b-1) Plans” in the Retail Prospectuses.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:

(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code) that occurs after the purchase of Class A or Class C shares;

(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;

(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;

(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

(vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan;

(vii) redemptions by Trustees, officers and employees of any of the Trusts, and by directors, officers and employees of the Distributor, Allianz, Allianz Global Fund Management or Pacific Investment Management Company;

(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus;

(ix) involuntary redemptions caused by operation of law;

(x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases;

(xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;

(xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;

(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor;

(xv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); or

(xvi) a redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases:

(i) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older;

(ii) involuntary redemptions caused by operation of law;

(iii) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(iv) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and further provided the death or disability occurs after the purchase of the shares;

(v) up to 10% per year of the value of a Fund account which (a) has a value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan (See “How to Redeem—Automatic Withdrawal Plan”); and

(vi) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund’s prospectus.

The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

Exempt Transactions; No CDSCs or Payments to Brokers

Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•

A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•

A redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

•	Transactions described under clause (A) of Note 4 to the tables in the subsection “Initial Sales Charge Alternative—Class A Shares.”

Initial Sales Charge Alternative—Class A Shares

Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under “Class A Deferred Sales Charge,” certain investors that purchase $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

Initial Sales Charge — Class A Shares

CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, Allianz Global Investors Multi-Style, CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NACM Emerging Markets Opportunities, NACM Global, NACM Growth, NACM Income & Growth, NACM International, NACM Mid-Cap Growth, NACM Pacific Rim, NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Core Equity, OCC Renaissance, OCC Small-Cap Value, OCC Value, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target, RCM Biotechnology, RCM Global EcoTrends, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM Healthcare, RCM International Growth Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Strategic Growth and RCM Technology Funds.

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	5.82%	5.50%	4.75%
$50,000 - $99,999	4.71%	4.50%	4.00%
$100,000 - 249,999	3.63%	3.50%	3.00%
$250,000 - $499,999	2.56%	2.50%	2.00%
$500,000 - $999,999	2.04%	2.00%	1.75%
$1,000,000 +	0.00%(1)	0.00%(1)	0.00%(2)

All Asset, All Asset All Authority, Diversified Income, Developing Local Markets, Emerging Local Bond, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Fundamental IndexPLUS™ TR, Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Income, International StocksPLUS® TR Strategy (Unhedged), Investment Grade Corporate Bond, Long-Term U.S. Government, Mortgage-Backed Securities, Small Cap StocksPLUS® TR, StocksPLUS® Total Return, StocksPLUS® TR Short Strategy and Total Return Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	3.90%	3.75%	3.25%

$100,000 - $249,999	3.36%	3.25%	2.75%

$250,000 - $499,999	2.30%	2.25%	2.00%

$500,000 - $999,999	1.78%	1.75%	1.50%

$1,000,000+	0.00%(1)	0.00%(1)	0.00%(3)

California Intermediate Municipal Bond, Municipal Bond, New York Municipal Bond, Real Return and StocksPLUS® Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	3.09%	3.00%	2.50%

$100,000 - $249,999	2.04%	2.00%	1.75%

$250,000 - $499,999	1.52%	1.50%	1.25%

$500,000 - $999,999	1.27%	1.25%	1.00%

$1,000,000+	0.00%(1)	0.00%(1)	0.00%(3)

California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	2.30%	2.25%	2.00%

$100,000 - $249,999	1.27%	1.25%	1.00%

$250,000+	0.00%(1)	0.00%(1)	0.00%(4)

High Yield Municipal Bond Fund

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	4.71%	4.50%	4.00%
$100,000 - $249,999	3.36%	3.25%	3.00%
$250,000 - $499,999	2.83%	2.75%	2.50%
$500,000 - $999,999	2.04%	2.00%	1.75%
$1,000,000+	0.00%(1)	0.00%(1)	0.75%(2)

**	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

1.	As shown, investors that purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the California Short Duration Municipal Income, Floating Income, Short Duration Municipal Income and Short-Term Funds and 0.75% in the case of the Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

2.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000. These payments are not made in connection with sales to employer-sponsored plans.

3.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the Money Market Fund (for which no payment is made), in each case according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. These payments are not made in connection with sales to employer-sponsored plans.

4.

(A) The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor’s practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these

Funds of 0.25% of the public offering price (for purchases of the California Short Duration Municipal Income, Floating Income, Short Duration Municipal Income and Short-Term Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under “Participating Brokers.” These payments are not made in connection with sales to employer-sponsored plans.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).

A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds (as defined below) into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor. An Eligible Fund is a Fund (other than the Money Market Fund) that offers Class A shares.

The term “Qualifying Investor” refers to:

(i)	an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii)	an employee benefit plan of a single employer

*For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

For example, the following illustrates the operation of the Right of Accumulation:

If a shareholder owned Class A shares of the OCC Equity Premium Strategy Fund with a current net asset value of $10,000, Class B shares of the RCM Technology Fund with a current net asset value of $5,000 and Class C shares of the OCC Target Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the OCC Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the OCC Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the Money Market Fund). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration Fund, Short Term Fund, and Short Duration Municipal Income Fund, for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds (which does not include the Money Market Fund) under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Eligible Fund, you and your spouse each purchase Class A shares of the OCC Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Eligible Funds to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the All Asset, All Asset All Authority, California Intermediate Municipal Bond, California Short Duration Municipal Income, Developing Local Markets, Diversified Income, Emerging Local Bond, Emerging Markets Bond, Floating Income, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Fundamental IndexPLUSTM TR, Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, High Yield Municipal Bond, Income, International StocksPLUS® TR Strategy (Unhedged), Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Mortgage-Backed Securities, Municipal Bond, New York Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term, Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Total Return, StocksPLUS® TR Short Strategy and Total Return Funds).

A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Net Asset Value is Determined” in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to

(i) current or retired officers, trustees, directors or employees of any of the Trusts, Allianz, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;

(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, Allianz Global Fund Management or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in a Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;

(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;

(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, Allianz Global Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs or in particular situations;

(vi) accounts for which the company that serves as trustee or custodian either (a) is affiliated with Allianz Global Fund Management or Pacific Investment Management Company or (b) has a specific agreement to that effect with the Distributor; and

(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” above.

The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. In many cases, neither the Trusts, the Distributor nor the transfer agents will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the California Short Duration Municipal Income, Floating Income, Low Duration, Money Market, Short Duration Municipal Income and Short-Term Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds described above under “Initial Sales Charge—Class A Shares” will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the California Short Duration Municipal Income, Floating Income, Short Duration Municipal Income and Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.

For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares which will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

The Class A CDSC does not apply to Class A shares of the Money Market Fund. However, if Class A shares of this Fund are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($249,999 or more in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.10% for the Money Market Fund) of the net asset value of such shares.

Deferred Sales Charge Alternative—Class B Shares

Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor’s purchase payment will be invested in shares of the Fund(s) selected.

Calculation of CDSC on Shares Purchased On or Before December 31, 2001. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The manner of calculating the CDSC on Class B shares purchased after December 31, 2001 differs and is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.

Class B shares of the Low Duration, Money Market and Short-Term Funds are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See “Exchange Privilege” below. Class B shares are not available for purchase by employer sponsored retirement plans.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Class B shares of the All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds

purchased prior to October 1, 2004 and all other series of PIMCO Trust (except the Money Market Fund) and each series of Allianz Trusts purchased at any time are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the seventh year, Class B shares of the series of the PIMCO Trust purchased on or before December 31, 2001 and Class B shares of series of the Allianz Trusts and series of the PIMCO Trust not listed above purchased after September 30, 2004 convert into Class A shares as described below. Class B shares of the series of the Allianz Funds Trust and PIMCO Trust purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the eighth year.

Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds purchased on or after October 1, 2004 are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	3.50
Second	2.75
Third	2.00
Fourth	1.25
Fifth	0.50
Sixth and thereafter	0*

*	After the fifth year, Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds purchased on or after October 1, 2004 will convert into Class A shares.

In determining whether a CDSC is payable on shares purchased on or before December 31, 2001, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example will illustrate the operation of the Class B CDSC on shares purchased on or before December 31, 2001:

Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder’s account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of the All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, Mortgage-Backed Securities, StocksPLUS® Total Return and Total Return Funds purchased on or after October 1, 2004 automatically convert into Class A shares after they have been held for five years (seven years for Class B shares purchased on or before December 31, 2001 and eight years for Class B shares purchased after December 31, 2001 but before September 30, 2004). Class B shares of each series of the Allianz Trusts and the series of the PIMCO Trust not listed above automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004).

For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds (except in the case of the All Asset Fund, Diversified Income Fund, Emerging Markets Bond Fund, Foreign Bond (U.S. Dollar-Hedged) Fund, Global Bond (U.S. Dollar-Hedged) Fund, GNMA Fund, High Yield Fund, Long-Term U.S. Government Fund, Mortgage-Backed Securities Fund, StocksPLUS® Total Return Fund and Total Return Funds, for which such payments will be at the rate of 3.00% of the purchase amount). For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. Financial intermediaries that receive distribution and/or servicing fees may in turn pay and/or reimburse all or a portion of those fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

The Class B CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements —Waiver of Contingent Deferred Sales Charges.” For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Calculation of CDSC on Shares Purchased After December 31, 2001. The manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001 differs from that described above.

Under the new calculation method, for shares purchased after December 31, 2001, the following rules apply:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either the shareholder’s original purchase price or the then current net asset value of the shares being sold, whichever is lower.

•	CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from amounts remaining in the shareholder’s account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example illustrates the operation of the Class B CDSC on Class B shares purchased after December 31, 2001:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

For investors investing in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. In addition, Class B shares that are received in an exchange will convert into Class A shares at the same time as the original shares would have converted into Class A shares. For example,

Class B shares of the Allianz Funds Trust received in an exchange for Class B shares of the PIMCO Trust purchased on or after October 1, 2004, will convert into Class A shares after the fifth year. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a “Distributed Share”) will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

Asset Based Sales Charge Alternative—Class C Shares

Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First*	1
Thereafter	0

*	Shares of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, NACM Emerging Markets Opportunities, NACM Global, NACM International, NACM Pacific Rim, NFJ International Value, RCM Healthcare, RCM Global EcoTrends, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM Technology and RCM International Growth Equity Funds are subject to the Class C CDSC for the first eighteen months after purchase.

Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

The manner of calculating the CDSC on Class C shares is the same as that of Class B shares purchased after December 31, 2001, as described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds, except the Floating Income, Low Duration, Money Market, Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS® Funds. For the Low Duration, Municipal Bond, Real Return and StocksPLUS® Funds, the Distributor expects to make payments of 0.75% (representing 0.50% distribution fees and 0.25% service fees); for the Floating Income, Short-Duration Municipal Income and Short-Term Funds, the Distributor expects to make payments of 0.55% (representing 0.30% distribution fees and 0.25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

In addition, after the time of shareholder purchase for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

Fund	Annual Service Fee*	Annual Distribution Fee*	Total
Low Duration, Real Return, Municipal Bond and StocksPLUS® Funds	0.25%	0.45%	0.70%

Floating Income, Short-Term and Short Duration Municipal Income Funds	0.25%	0.25%	0.50%

Money Market Fund	0.10%	0.00%	0.10%

CommodityRealReturn Strategy, Developing Local Markets, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar- Hedged, RealEstateRealReturn Strategy, NACM Global, NACM Pacific Rim, RCM Global EcoTrends, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM Healthcare, RCM Technology and RCM International Growth Equity Funds	0.25%	0.75%	1.00%

All other Funds	0.25%	0.65%	0.90%

*	Paid with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

No Sales Charge Alternative – Class R Shares

Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include specified benefit plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase.

Information For All Share Classes

Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts’ transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

The Distributor, the Funds’ administrators and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, an administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, an administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trusts’ transfer agents for providing similar services to other accounts. The Distributor and the Funds’ administrators do not audit the financial intermediaries to determine whether such intermediary is providing the services for which they are receiving such payments.

In addition, the Distributor, the Funds’ administrators and their affiliates from time to time make additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial intermediaries’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of any of the Trusts, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Distributor, the Funds’ administrators and their affiliates.

The additional payments described above are made from the Distributor’s or administrator’s (or their affiliates’) own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments are made to financial intermediaries selected by the Distributor, the administrators or their affiliates, generally to the financial intermediaries that have sold significant amounts of shares of the Funds. The level of payments made to a financial intermediary in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial intermediary and (b) 0.06% of the assets attributable to that financial intermediary invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor, the administrators and their affiliates make payments of an agreed-upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. In some cases, in addition to the payments described above, the Distributor, the administrators and their affiliates will make payments for special events such as a conference or seminar sponsored by one of such financial intermediaries.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

Wholesale representatives of the Distributor, the administrators and their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial intermediaries that sell Fund shares to effect transactions for the Funds’ portfolios, the Fund, the Advisers and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.

This Guide and the Retail Prospectuses should be read in connection with financial intermediaries’ material regarding their fees and services.

The sales charges and payments discussed in this Guide are subject to change by means of a new or supplemented Prospectus or Shareholders’ Guide. Unless otherwise noted, a change to a sales charge will not apply to shares purchased prior to the effective date of the change.

Exchange Privilege

Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” under the section “How to Redeem” below), except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which Allianz Global Fund Management serves as investment manager and certain affiliates of Allianz Global Fund Management serve as sub-advisers. This exchange privilege may in the future be extended to other interval funds that may be established and managed by the Allianz Global Fund Management and its affiliates. See “Exchanges for Interval Funds” below. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund, except with respect to exchanges effected through the Trusts’ Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-9688, or by use of forms which are available from the Distributor. A signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).

The Trusts reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of an Adviser or a Fund’s Sub-Adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Although the Trusts have no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares which would incur the lowest CDSC if such shares were being redeemed rather than exchanged.

Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class C shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months).

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

Investors may also select the Allianz Trust and PIMCO Trust Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Allianz Trust and PIMCO Trust Auto-Exchange” above.

Exchanges for Interval Funds

As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendsSM Fund and possibly, in the future, other “interval” funds that may be established and managed by the Allianz Global Fund Management and its affiliates. Like other exchanges, your shares of a Fund will be exchanged for shares of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

Abusive Trading Practices

The Trusts encourage shareholders to invest in the Funds as part of a long-term investment strategy and discourage excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trusts will not always be able to detect market timing or other abusive trading activity, investors should not assume that each Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trusts’ Boards of Trustees have adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders.

Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trusts seek to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trusts impose redemption fees on shares of certain Funds redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trusts seek to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities.

Third, the Trusts seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trusts and the Advisers each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trusts or of the Advisers, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trusts and their service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trusts and their service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trusts will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trusts and their service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

How to Redeem

Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or Allianz Trust and PIMCO Trust Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

A CDSC may apply to a redemption of Class A, Class B or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC and the Redemption Fee. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

Other than an applicable CDSC or Redemption Fee (see the subsection “Redemption Fees” below), a shareholder will not pay any special fees or charges to a Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through their broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trusts may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption

A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “How to Buy Shares—Signature Guarantee”;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)	any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified specified benefit plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See “How to Buy Shares—Signature Guarantee.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the applicable Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See “How to Buy Shares—Signature Guarantee.” See “How to Buy Shares—Allianz Trust and PIMCO Trust Fund Link” for information on establishing the Fund Link privilege. Any of the Trusts may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

Allianz Trust and PIMCO Trust Automated Telephone System

Allianz Trust and PIMCO Trust Automated Telephone System (“ATS”) is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder’s bank account with the Fund to pay for these purchases.

Exchanging Shares. With the Allianz Trust and PIMCO Trust Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder’s Fund Link Account to another Allianz Trust or PIMCO Trust account the shareholder has already established by calling 1-800-223-2413. Please refer to “Exchange Privilege” for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details.

Plan participants must process their transactions through their plan administrator, and may not use ATS.

Expedited Wire Transfer Redemptions

If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC or Redemption Fee). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to seven days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. None of the Trusts currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See “How to Buy Shares—Signature Guarantee.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

Certificated Shares

To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “How to Buy Shares—Signature Guarantee.” Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.”

Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trusts or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trusts and the Distributor make no recommendations or representations in this regard.

Redemption Fees

As set forth in the relevant Prospectuses, investors in Class A, Class B, Class C and Class R shares of the Funds listed below are subject to a redemption fee, equal to 2.00% of the net asset value of the shares redeemed or exchanged (based upon the total redemption proceeds after any applicable deferred sales charges), on redemptions and exchanges made by the investor within a certain number of days after the shares’ acquisition (whether by purchase or exchange) (the “Redemption Fee”).

The following table indicates the applicable holding period for each Fund, if any. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee. A new holding period begins on the day following each acquisition of shares through a purchase or exchange (other than a Share Class Conversion (as defined below)).

Fund	Holding Period
All Asset, All Asset All Authority, Floating Income, Fundamental IndexPLUSTM TR, Income, Investment Grade Corporate Bond, StocksPLUS®, StocksPLUS® Total Return, StocksPLUS® TR Short Strategy, Allianz Global Investors Multi-Style, CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NACM Growth, NACM Income & Growth, NACM Mid-Cap Growth, NFJ All-Cap Value, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Core Equity, OCC Renaissance, OCC Small-Cap Value, OCC Value, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target, RCM Large-Cap Growth, RCM Strategic Growth and RCM Mid-Cap Funds	7 days

CommodityRealReturn Strategy, Developing Local Markets, Diversified Income, Emerging Local Bond, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), High Yield, High Yield Municipal Bond, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar Hedged), Long-Term U.S. Government, RealEstateRealReturn Strategy, Small Cap StocksPLUS® TR, NACM Emerging Markets Opportunities, NACM Global, NACM International, NACM Pacific Rim, NFJ International Value, RCM Biotechnology, RCM Global EcoTrends, RCM Global Resources, RCM Global Small-Cap, RCM Global Water, RCM Healthcare, RCM Technology and RCM International Growth Equity Funds	30 days

Redemption fees are not currently imposed on redemptions and exchanges of the California Intermediate Municipal Bond, California Short Duration Municipal Income, GNMA, Low Duration, Money Market, Mortgage-Backed Securities, Municipal Bond, New York Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and Total Return Funds.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fulfill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7-day time period begins with the day following each acquisition of shares through a purchase or exchange (other than a Share Class Conversion (as defined below)). For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Advisers, a Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Waivers of Redemption Fees. The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by an Adviser or its affiliates; and

•	otherwise as an Adviser or the Trusts may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trusts may eliminate or modify the waivers enumerated above at any time, in their sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions In Kind

Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

1-800-426-0107

PART C. OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)	Agreement and Declaration of Trust of the Registrant – Filed herewith.

(b)	By-laws of the Registrant – Filed herewith.

(c)	Instruments Defining Rights of Securities Holdings.

(1) –	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust – Filed herewith.

(2) –	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the By-laws of the Registrant – Filed herewith.

(d)	Investment Advisory Contracts

(1) –	Form of Investment Management Agreement between Registrant and Allianz Global Investors Fund Management LLC – To be filed by amendment.

(2) –	Form of Sub-Advisory Contract among Registrant, Allianz Global Investors Fund Management LLC and RCM Capital Management LLC – To be filed by amendment.

(e)	Distribution Agreement between Registrant and [ ] and Dealer Agreement between Registrant and [ ] – To be filed by amendment.

(f)	Not applicable.

(g)	Custody Agreement between Registrant and [ ] – To be filed by amendment.

(h)	Other Material Contracts.

(1)	Transfer Agency Agreement between Registrant and [ ] – To be filed by amendment.

(i)	Opinion and Consent of Counsel – To be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreement – To be filed by amendment.

(m)	Form of Distribution Plan – To be filed by amendment.

(n)	Multi-Class Plan – To be filed by amendment.

(o)	Reserved.

(p)	Code of Ethics

(1) –	Code of Ethics of the Registrant – To be filed by amendment.

(2) –	Code of Ethics of Allianz Global Investors Fund Management LLC and Allianz Global Investors Distributors LLC – To be filed by amendment.

(3) –	Code of Ethics of RCM Capital Management LLC – To be filed by amendment.

(4) –	Code of Ethics of Allianz Global Investors Advisory GmbH – To be filed by amendment.

(q)	Power of Attorney – To be filed by amendment.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25.	INDEMNIFICATION

Reference is made to Article VII of Registrant’s Agreement and Declaration of Trust which is attached herewith.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.

Allianz Global Investors Fund Management LLC

Name	Position with Advisor	Other Affiliations

E. Blake Moore, Jr.	Management Board	Managing Director and Chief Executive Officer, Allianz Global Investors Distributors LLC; Allianz Global Investors Management Accounts LLC; and Allianz Global Investors U.S. Retail LLC.

Bruce Koepfgen	Management Board	Managing Director, Allianz Global Investors NY Holdings LLC; Deputy Chief Executive Officer, Allianz Global Investors U.S. Equities LLC; Managing Director and CEO, OpCap Advisors LLC and Oppenheimer Capital LLC.

Udo Frank	Management Board	Managing Director, Chief Executive Officer, RCM Capital Management LLC; Managing Director and CEO, Allianz Global Investors U.S. Equities LLC.

Marna C. Whittington	Management Board	Managing Director, Chief Executive Officer, Executive Committee, Nicholas-Applegate Capital Management LLC; Chief Executive Officer, Nicholas-Applegate Securities LLC.

Name	Position with Advisor	Other Affiliations
Andrew J. Meyers	Managing Director and Chief Operating Officer	Executive Vice President, Allianz global Investors Advertising Agency Inc.; Managing Director, Chief Operating Officer-U.S. Retail, Allianz Global Investors Distributors LLC; Chief Operating Officer, Allianz Global Investors U.S. Retail LLC.

John C. Maney	Executive Vice President and Chief Financial Officer

Managing Director and Chief Operating Officer of Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc. and Allianz Global Investors U.S. Retail LLC; Chief Financial Officer of Allianz Global Investors Distributors LLC, Allianz Global Investors Fund Management LLC, and Allianz Global Investors Managed Accounts LLC; Managing Director, Chief Operating Officer and Chief Financial Officer of Allianz Global Investors of America LLC, Allianz Global Investors NY Holdings LLC and Allianz Global Investors U.S. Equities LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partners LLC; Chief Financial Officer and Chief Operating Officer, Oppenheimer Group, Inc.; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Global Investors Advertising Agency Inc., Allianz Hedge Fund Partners L.P., Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc., Vision Holdings LLC; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

William V. Healey	Executive Vice President, Chief Legal Officer and Secretary	Executive Vice President and Chief Legal Officer, Allianz Global Investors U.S. Retail LLC and Allianz Global Investors Distributors LLC.

Brian S. Shlissel	Executive Vice President and Chief Fund Administrator	Executive Vice President and Treasurer, OpCap Advisors LLC.

Larry A. Altadonna	Senior Vice President	Senior Vice President, OpCap Advisors LLC.

Derek Hayes	Senior Vice President	Senior Vice President, Allianz Global Investors Distributors LLC.

Thomas J. Fuccillo	Senior Vice President	None

Kevin F. Murphy	Vice President, Chief Compliance Officer	Vice President, Allianz Global Investors of America L.P.

Name	Position with Advisor	Other Affiliations
Vinh T. Nguyen	Senior Vice President and Treasurer	Treasurer, ADAM Capital Management LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Retail LLC, Allianz Global Investors U.S. Equities LLC, Allianz Hedge Fund Partners Holding L.P., Allianz Hedge Fund Partners L.P., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, OpCap Advisors LLC and PIMCO Global Advisors LLC; Senior Vice President and Treasurer, Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC; Controller, Allianz Hedge Fund Partners Inc., Oppenheimer Capital LLC, PIMCO Canada Holding LLC, PIMCO Canada Management Inc. and StocksPLUS Management, Inc.; Vice President and Controller, Oppenheimer Group, Inc., PIMCO Australia Pty Ltd, PIMCO Europe Limited, PIMCO Global Advisors (Resources) Limited and PIMCO Japan Ltd.

Colleen Martin	Senior Vice President and Controller	None

Robert J. Rokose	Vice President and Assistant Controller	Executive Vice President, Allianz Global Investors of America L.P.

Stewart A. Smith	Vice President and Assistant Secretary	Secretary, ADAM Capital Management LLC, Allianz Global Investors of America Holdings Inc., Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., Allianz Hedge Fund Partners L.P., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Holdings LLC and Oppenheimer Group, Inc.; Assistant Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Distributors LLC, Nicholas-Applegate Capital Management LLC, PIMCO Canada Holding LLC, PIMCO Canada Management Inc. and PIMCO Global Advisors LLC; Vice President and Secretary, Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors Managed Accounts LLC, and Allianz Hedge Fund Partners Inc.; Vice President and Assistant Secretary, OpCap Advisors LLC and Oppenheimer Capital LLC; and Director, Secretary, PIMCO Global Advisors (Resources) Limited.

Cindy Colombo	Vice President	Vice President, Retirement Plans, Allianz Global Investors Distributors LLC.

Scott Whisten	Vice President	None

Richard J. Lavery	Vice President	None

Manuel Madero	Assistant Vice President	None

Daisy S. Ramraj-Singh	Assistant Vice President	None

RCM Capital Management LLC

Four Embarcadero Center

San Francisco, CA 94111

	Position with Portfolio Manager	Other Affiliations
Udo Frank	Chairman of the Board, Chief Executive Officer (CEO)	See Allianz Global Investors Fund Management LLC

Robert Goldstein	Chief Operating Officer, General Counsel (COO)	Member of Board of Directors of Caywood-Scholl Capital Management LLC

	Position with Portfolio Manager	Other Affiliations
Peter Anderson	Chief Investment Officer (CIO)	None

Christopher Alders	Head of Sales, Marketing and Consultant Relations	None

Greg Siemons	Chief Compliance Officer	None

ITEM 27.	PRINCIPAL UNDERWRITERS

(a)	To be provided by amendment.

(b)	To be provided by amendment.

(c)	None.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence, Rhode Island 02940.

ITEM 29.	MANAGEMENT SERVICES

Not applicable.

ITEM 30.	UNDERTAKINGS

None.

NOTICE

A copy of the Agreement and Declaration of the Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of the Commonwealth of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 11th day of January, 2008.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Brian S. Shlissel
Name:	Brian S. Shlissel
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Brian S. Shlissel Brian S. Shlissel	Sole Trustee, President and Chief Executive Officer (Principal Executive Officer)	January 11, 2008

/s/ Lawrence G. Altadonna Lawrence G. Altadonna	Treasurer (Principal Financial and Accounting Officer)	January 11, 2008

EXHIBIT INDEX

(a)	Agreement and Declaration of Trust of Registrant

(b)	By-laws of Registrant